Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

August 31, 2019

EIF-QTLY-1019
1.805766.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.3%
	Shares	Value
COMMUNICATION SERVICES - 14.5%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	34,501	$58,997
Atn International, Inc.	12,205	693,488
B Communications Ltd. (a)	7,810	9,216
Bandwidth, Inc. (a)	3,809	332,107
Cogent Communications Group, Inc. (b)	28,718	1,748,639
Consolidated Communications Holdings, Inc. (b)	44,289	178,485
GCI Liberty, Inc. (a)	58,039	3,612,347
Internet Gold Golden Lines Ltd. (a)	103	2,534
Iridium Communications, Inc. (a)(b)	70,331	1,700,604
ORBCOMM, Inc. (a)	50,478	232,704
Pareteum Corp. (a)(b)	52,424	112,187
PDVWireless, Inc. (a)	11,876	460,195
Sify Technologies Ltd. sponsored ADR	1,965	2,456
		9,143,959
Entertainment - 1.6%
Activision Blizzard, Inc.	331,764	16,787,258
Changyou.com Ltd. (A Shares) ADR	9,360	53,726
Electronic Arts, Inc. (a)	132,319	12,395,644
Gaia, Inc. Class A (a)(b)	26,637	177,669
GigaMedia Ltd. (a)	1,007	2,316
Global Eagle Entertainment, Inc. (a)(b)	101,998	71,399
Glu Mobile, Inc. (a)	83,327	369,972
Gravity Co. Ltd. ADR (a)	4,254	127,535
NetEase, Inc. ADR	33,141	8,450,955
Netflix, Inc. (a)	189,938	55,794,288
Reading International, Inc. Class A (a)	14,207	176,167
Take-Two Interactive Software, Inc. (a)	49,197	6,492,528
The9 Ltd. sponsored ADR (a)(b)	23,845	25,753
Viacom, Inc.:
Class A	27,682	754,888
Class B (non-vtg.)	197,876	4,942,942
Zynga, Inc. (a)	431,068	2,461,398
		109,084,438
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (a)	132,980	158,316,679
Class C (a)	156,046	185,398,253
ANGI Homeservices, Inc. Class A (a)(b)	46,175	358,318
Autoweb, Inc. (a)	20,851	52,962
Baidu.com, Inc. sponsored ADR (a)	120,942	12,634,811
CarGurus, Inc. Class A (a)(b)	50,178	1,636,806
EverQuote, Inc. Class A (a)	4,250	95,158
Facebook, Inc. Class A (a)	1,075,737	199,732,089
IAC/InterActiveCorp (a)	43,477	11,070,983
Liberty TripAdvisor Holdings, Inc. (a)	42,562	371,992
Match Group, Inc. (b)	38,897	3,298,466
MeetMe, Inc. (a)	66,976	231,067
Momo, Inc. ADR	87,228	3,208,246
Professional Diversity Network, Inc. (a)(b)	1,922	3,152
QuinStreet, Inc. (a)	27,593	315,940
SINA Corp. (a)	39,741	1,636,137
Travelzoo, Inc. (a)	6,862	81,452
TripAdvisor, Inc. (a)(b)	69,698	2,647,827
TrueCar, Inc. (a)	53,075	210,177
Weibo Corp. sponsored ADR (a)(b)	41,342	1,710,319
Yandex NV Series A (a)	159,298	5,909,956
YY, Inc. ADR (a)	27,597	1,577,169
Zillow Group, Inc.:
Class A (a)(b)	32,454	1,108,953
Class C (a)(b)	65,949	2,270,624
		593,877,536
Media - 3.2%
AirMedia Group, Inc. ADR (a)(b)	4,175	3,887
AMC Networks, Inc. Class A (a)(b)	25,176	1,221,036
Beasley Broadcast Group, Inc. Class A	6,549	19,974
Central European Media Enterprises Ltd. Class A (a)	135,521	628,817
Charter Communications, Inc. Class A (a)	100,535	41,178,131
Comcast Corp. Class A	1,964,861	86,964,748
comScore, Inc. (a)	33,893	63,041
Criteo SA sponsored ADR (a)	35,411	687,682
Daily Journal Corp. (a)(b)	886	177,625
Discovery Communications, Inc.:
Class A (a)(b)	86,979	2,400,620
Class B (a)	615	20,888
Class C (non-vtg.) (a)	200,078	5,208,030
DISH Network Corp. Class A (a)(b)	127,186	4,268,362
E.W. Scripps Co. Class A (b)	37,206	459,866
Emmis Communications Corp. Class A (a)	7,203	35,655
Fluent, Inc. (a)	61,565	183,464
Fox Corp.:
Class A	154,175	5,113,985
Class B	116,237	3,812,574
Hemisphere Media Group, Inc. (a)	14,863	176,424
Insignia Systems, Inc. (a)	7,572	7,875
Liberty Broadband Corp.:
Class A (a)	14,735	1,543,491
Class C (a)	85,362	9,000,569
Liberty Global PLC:
Class A (a)(b)	96,903	2,589,248
Class B (a)	327	8,352
Class C (a)(b)	244,953	6,398,172
Liberty Latin America Ltd.:
Class A (a)	27,916	458,381
Class C (a)(b)	68,584	1,130,950
Liberty Media Corp.:
Class B (a)	5	200
Liberty Braves Class A (a)	12,004	329,750
Liberty Braves Class C (a)	20,116	552,385
Liberty Formula One Group Series C (a)	117,580	4,907,789
Liberty Media Class A (a)	14,368	568,829
Liberty SiriusXM Series A (a)	66,386	2,687,969
Liberty SiriusXM Series C (a)	97,065	3,961,223
Loral Space & Communications Ltd. (a)	13,720	507,503
Marchex, Inc. Class B (a)	34,542	117,443
MDC Partners, Inc. Class A (a)	47,873	112,502
News Corp.:
Class A	214,103	2,943,916
Class B	111,410	1,577,566
Nexstar Broadcasting Group, Inc. Class A	25,789	2,550,274
Perion Network Ltd. (a)	4,851	30,949
Salem Communications Corp. Class A (b)	10,029	14,642
Scholastic Corp.	18,793	659,071
Sinclair Broadcast Group, Inc. Class A (b)	40,729	1,815,292
Sirius XM Holdings, Inc. (b)	1,931,657	11,918,324
TechTarget, Inc. (a)	19,894	472,284
Tribune Publishing Co.	23,863	182,552
Urban One, Inc. Class D (non-vtg.) (a)	18,618	34,629
VisionChina Media, Inc. ADR (a)(c)	1,079	0
		209,706,939
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)(b)	26,067	335,482
Gogo, Inc. (a)(b)	65,948	265,111
Millicom International Cellular SA (b)	45,551	2,328,567
NII Holdings, Inc. (a)	5,182	8,602
Partner Communications Co. Ltd. ADR (a)	1,446	6,348
Shenandoah Telecommunications Co.	34,510	1,088,445
Spok Holdings, Inc.	14,862	174,629
T-Mobile U.S., Inc. (a)(b)	369,317	28,825,192
VEON Ltd. sponsored ADR	828,386	2,162,087
Vodafone Group PLC sponsored ADR	257,256	4,841,558
		40,036,021

TOTAL COMMUNICATION SERVICES		961,848,893

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)	13,333	25,599
China XD Plastics Co. Ltd. (a)(b)	26,293	54,427
Dorman Products, Inc. (a)(b)	18,396	1,307,588
Fox Factory Holding Corp. (a)	21,185	1,526,167
Gentex Corp.	144,258	3,837,263
Gentherm, Inc. (a)(b)	20,636	757,341
Kandi Technolgies, Inc. (a)(b)	45,300	231,483
Motorcar Parts of America, Inc. (a)(b)	13,721	199,366
Shiloh Industries, Inc. (a)	15,910	66,504
SORL Auto Parts, Inc. (a)(b)	7,832	25,102
Strattec Security Corp.	1,501	27,844
The Goodyear Tire & Rubber Co.	128,398	1,472,725
Visteon Corp. (a)(b)	15,468	1,066,828
Workhorse Group, Inc. (a)(b)	35,585	149,813
		10,748,050
Automobiles - 0.3%
Tesla, Inc. (a)(b)	75,661	17,069,878
Distributors - 0.1%
Core-Mark Holding Co., Inc.	29,431	953,270
Educational Development Corp.	10,900	64,964
LKQ Corp. (a)	178,030	4,676,848
Pool Corp.	22,239	4,367,295
Weyco Group, Inc.	10,577	259,454
		10,321,831
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	8,624	208,960
Arco Platform Ltd. Class A	3,306	159,812
Career Education Corp. (a)	41,490	850,960
Collectors Universe, Inc.	11,030	285,898
Frontdoor, Inc. (a)(b)	47,340	2,430,436
Grand Canyon Education, Inc. (a)(b)	26,904	3,379,142
Houghton Mifflin Harcourt Co. (a)(b)	79,374	472,275
Laureate Education, Inc. Class A (a)	59,732	1,093,096
Lincoln Educational Services Corp. (a)	11,240	22,817
Strategic Education, Inc.	16,424	2,779,434
Tarena International, Inc. ADR (a)(b)	26,977	31,563
Weight Watchers International, Inc. (a)(b)	37,310	1,118,927
Xpresspa Group, Inc. (a)(b)	407	598
		12,833,918
Hotels, Restaurants & Leisure - 1.8%
BJ's Restaurants, Inc.	11,501	419,096
Bloomin' Brands, Inc. (b)	51,284	925,163
Caesars Entertainment Corp. (a)	315,469	3,631,048
Carrols Restaurant Group, Inc. (a)	24,955	182,172
Century Casinos, Inc. (a)	18,295	140,506
Churchill Downs, Inc.	18,774	2,314,083
Chuy's Holdings, Inc. (a)(b)	9,648	244,770
Cracker Barrel Old Country Store, Inc. (b)	13,337	2,205,940
Dave & Buster's Entertainment, Inc. (b)	21,332	918,343
Del Frisco's Restaurant Group, Inc. (a)	17,600	140,272
Del Taco Restaurants, Inc. (a)	26,399	295,141
Denny's Corp. (a)	38,990	919,774
Diversified Restaurant Holdings, Inc. (a)	14,071	7,036
Dunkin' Brands Group, Inc.	45,904	3,784,326
El Pollo Loco Holdings, Inc. (a)(b)	20,392	208,202
Eldorado Resorts, Inc. (a)(b)	36,330	1,399,068
Empire Resorts, Inc. (a)	17,333	167,783
Extended Stay America, Inc. unit	105,950	1,488,598
Famous Dave's of America, Inc. (a)(b)	3,113	14,164
Fiesta Restaurant Group, Inc. (a)	14,421	124,597
Golden Entertainment, Inc. (a)(b)	11,711	166,062
Good Times Restaurants, Inc. (a)	8,038	14,870
Habit Restaurants, Inc. Class A (a)(b)	20,233	177,241
Huazhu Group Ltd. ADR (b)	81,086	2,678,271
Inspired Entertainment, Inc. (a)	11,329	79,190
International Speedway Corp. Class A	12,637	568,918
Jack in the Box, Inc.	15,092	1,287,649
Lindblad Expeditions Holdings (a)	32,411	604,789
Marriott International, Inc. Class A	151,984	19,159,103
Melco Crown Entertainment Ltd. sponsored ADR (b)	134,103	2,789,342
Monarch Casino & Resort, Inc. (a)	10,789	478,816
Nathan's Famous, Inc.	3,678	244,955
Noodles & Co. (a)(b)	27,889	160,920
Papa John's International, Inc. (b)	19,371	963,901
Peak Resorts, Inc.	8,205	90,091
Penn National Gaming, Inc. (a)(b)	54,931	1,053,027
Playa Hotels & Resorts NV (a)	74,578	603,336
Potbelly Corp. (a)(b)	13,868	64,209
Rave Restaurant Group, Inc. (a)(b)	4,931	12,278
RCI Hospitality Holdings, Inc.	7,136	127,021
Red Robin Gourmet Burgers, Inc. (a)	6,865	229,909
Red Rock Resorts, Inc. (b)	32,954	687,091
Ruth's Hospitality Group, Inc.	18,941	368,402
Scientific Games Corp. Class A (a)(b)	49,089	907,165
Starbucks Corp.	541,008	52,239,732
Texas Roadhouse, Inc. Class A	39,896	2,053,048
The Cheesecake Factory, Inc. (b)	25,301	961,185
The Stars Group, Inc. (a)(b)	151,271	2,298,492
Town Sports International Holdings, Inc. (a)(b)	21,501	41,497
Tuniu Corp. Class A sponsored ADR (a)(b)	18,162	56,302
Wendy's Co.	108,197	2,380,334
Wingstop, Inc.	16,204	1,623,155
Wynn Resorts Ltd.	47,151	5,193,683
		119,894,066
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	7,501	91,362
Cavco Industries, Inc. (a)	5,290	970,556
Flexsteel Industries, Inc.	5,816	88,054
Garmin Ltd.	105,981	8,644,870
GoPro, Inc. Class A (a)(b)	67,299	260,447
Green Brick Partners, Inc. (a)	26,169	240,493
Helen of Troy Ltd. (a)(b)	13,978	2,145,763
Hooker Furniture Corp.	6,220	111,089
iRobot Corp. (a)(b)	15,168	937,534
LGI Homes, Inc. (a)(b)	11,902	970,132
Lifetime Brands, Inc.	11,982	92,501
Live Ventures, Inc. (a)	1,151	7,884
Lovesac (a)	4,530	77,916
Newell Brands, Inc.	198,552	3,295,963
Nova LifeStyle, Inc. (a)(b)	8,342	5,673
Roku, Inc. Class A (a)(b)	45,420	6,874,771
Sonos, Inc. (b)	56,460	819,799
Turtle Beach Corp. (a)(b)	7,033	63,508
Universal Electronics, Inc. (a)	7,428	335,374
VOXX International Corp. (a)	10,039	44,172
Vuzix Corp. (a)(b)	40,728	74,532
Zagg, Inc. (a)(b)	14,972	95,971
		26,248,364
Internet & Direct Marketing Retail - 7.7%
1-800-FLOWERS.com, Inc. Class A (a)	32,541	479,004
Amazon.com, Inc. (a)	220,936	392,446,407
Baozun, Inc. sponsored ADR (a)(b)	24,322	1,112,975
CNOVA NV (a)	178,552	588,713
Ctrip.com International Ltd. ADR (a)	210,985	6,831,694
Duluth Holdings, Inc. (a)(b)	18,517	170,171
eBay, Inc.	427,499	17,223,935
Etsy, Inc. (a)	66,434	3,507,051
EVINE Live, Inc. (a)(b)	96,670	49,070
Expedia, Inc.	70,136	9,124,694
Groupon, Inc. (a)(b)	318,729	790,448
JD.com, Inc. sponsored ADR (a)	402,112	12,264,416
Jmu Ltd. sponsored ADR (a)(b)	6,133	5,520
Lands' End, Inc. (a)(b)	17,966	139,237
Liberty Interactive Corp. QVC Group (a)	205	2,128
Liberty Interactive Corp. QVC Group Series A (a)	228,404	2,446,207
Liquidity Services, Inc. (a)	23,372	176,926
MakeMyTrip Ltd. (a)(b)	32,196	739,542
MercadoLibre, Inc. (a)	21,083	12,535,952
Overstock.com, Inc. (a)(b)	19,935	313,578
PetMed Express, Inc. (b)	11,596	183,217
Pinduoduo, Inc. ADR (a)(b)	142,290	4,662,843
Points International Ltd. (a)	16,254	182,207
Remark Holdings, Inc. (a)(b)	34,230	28,397
Shutterfly, Inc. (a)	22,380	1,138,694
Stamps.com, Inc. (a)(b)	9,758	628,025
Stitch Fix, Inc. (a)(b)	15,353	292,628
The Booking Holdings, Inc. (a)	20,023	39,373,427
The RealReal, Inc. (b)	39,200	512,344
U.S. Auto Parts Network, Inc. (a)	40,489	59,519
		508,008,969
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	31,272	187,945
BRP, Inc.	24,000	860,568
Clarus Corp.	14,880	163,829
Escalade, Inc.	6,771	69,944
Hasbro, Inc.	54,666	6,038,953
Johnson Outdoors, Inc. Class A	5,775	323,400
Malibu Boats, Inc. Class A (a)	12,246	340,684
Mattel, Inc. (a)(b)	191,729	1,878,944
MCBC Holdings, Inc. (a)	12,347	187,057
Summer Infant, Inc. (a)	1,750	842
		10,052,166
Media - 0.0%
iQIYI, Inc. ADR (a)(b)	163,309	2,986,922
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	103,369	10,495,055
Ollie's Bargain Outlet Holdings, Inc. (a)	35,059	1,944,022
		12,439,077
Specialty Retail - 0.9%
America's Car Mart, Inc. (a)	3,745	321,246
Ascena Retail Group, Inc. (a)(b)	118,628	29,527
Bed Bath & Beyond, Inc. (b)	80,385	777,323
Big 5 Sporting Goods Corp. (b)	22,393	40,083
Citi Trends, Inc.	7,084	119,082
Conn's, Inc. (a)	16,466	331,955
DavidsTea, Inc. (a)(b)	21,923	31,788
Destination XL Group, Inc. (a)	28,678	51,334
Five Below, Inc. (a)	30,949	3,802,704
Hibbett Sports, Inc. (a)(b)	12,390	204,931
Kirkland's, Inc. (a)(b)	8,678	12,757
Michaels Companies, Inc. (a)(b)	97,703	553,976
Monro, Inc. (b)	18,906	1,469,374
National Vision Holdings, Inc. (a)	43,756	1,240,920
O'Reilly Automotive, Inc. (a)	35,443	13,601,606
Office Depot, Inc.	293,964	382,153
Rent-A-Center, Inc.	30,235	771,900
Ross Stores, Inc.	164,178	17,404,510
Sears Hometown & Outlet Stores, Inc. (a)(b)	29,795	99,813
Shoe Carnival, Inc. (b)	8,600	264,364
Sleep Number Corp. (a)	23,390	978,638
Sportsman's Warehouse Holdings, Inc. (a)(b)	40,983	172,948
Tandy Leather Factory, Inc. (a)	5,773	26,267
The Children's Place Retail Stores, Inc. (b)	10,570	922,233
Tile Shop Holdings, Inc.	27,665	74,419
Tractor Supply Co.	67,865	6,914,086
Trans World Entertainment Corp. (a)	477	1,789
TravelCenters of America LLC (a)	5,108	66,915
Ulta Beauty, Inc. (a)	26,529	6,306,739
Urban Outfitters, Inc. (a)(b)	65,559	1,534,736
Winmark Corp.	2,473	401,863
Zumiez, Inc. (a)	13,387	347,794
		59,259,773
Textiles, Apparel & Luxury Goods - 0.3%
Centric Brands, Inc. (a)(b)	3,423	9,482
Charles & Colvard Ltd. (a)	4,097	5,285
Columbia Sportswear Co.	38,158	3,578,839
Crocs, Inc. (a)(b)	41,108	916,708
Crown Crafts, Inc.	8,885	47,712
Fossil Group, Inc. (a)(b)	27,464	351,539
G-III Apparel Group Ltd. (a)	26,962	552,991
Kingold Jewelry, Inc. (a)	26,949	19,263
Lakeland Industries, Inc. (a)	6,566	67,498
lululemon athletica, Inc. (a)	59,053	10,905,318
Rocky Brands, Inc.	7,518	219,075
Sequential Brands Group, Inc. (a)(b)	33,822	9,808
Steven Madden Ltd. (b)	48,076	1,597,085
Superior Group of Companies, Inc.	8,722	123,678
Vera Bradley, Inc. (a)	18,019	190,821
		18,595,102

TOTAL CONSUMER DISCRETIONARY		808,458,116

CONSUMER STAPLES - 4.0%
Beverages - 1.6%
Celsius Holdings, Inc. (a)(b)	39,333	161,265
Coca-Cola Bottling Co. Consolidated	4,469	1,504,310
Craft Brew Alliance, Inc. (a)	16,286	163,674
MGP Ingredients, Inc. (b)	9,515	458,338
Monster Beverage Corp. (a)	242,000	14,198,140
National Beverage Corp. (b)	26,081	1,066,713
New Age Beverages Corp. (a)(b)	46,863	142,464
PepsiCo, Inc.	615,237	84,121,355
Primo Water Corp. (a)(b)	26,082	318,983
		102,135,242
Food & Staples Retailing - 1.3%
Andersons, Inc.	17,151	393,101
Casey's General Stores, Inc.	20,434	3,429,847
Chefs' Warehouse Holdings (a)(b)	16,733	645,559
China Jo-Jo Drugstores, Inc. (a)(b)	105,303	115,833
Costco Wholesale Corp.	191,630	56,484,859
G Willi-Food International Ltd. (a)	4,242	44,329
Ingles Markets, Inc. Class A	11,952	464,694
PriceSmart, Inc.	17,300	1,045,439
SpartanNash Co.	18,179	195,788
Sprouts Farmers Market LLC (a)	71,511	1,283,622
Walgreens Boots Alliance, Inc.	413,369	21,160,359
		85,263,430
Food Products - 1.1%
Alico, Inc.	5,485	163,727
Beyond Meat, Inc. (b)	31,790	5,328,958
Bridgford Foods Corp. (a)	457	15,305
Cal-Maine Foods, Inc. (b)	23,771	963,676
Calavo Growers, Inc. (b)	9,847	872,937
Farmer Brothers Co. (a)	11,563	140,375
Freshpet, Inc. (a)(b)	20,178	990,336
Future FinTech Group, Inc. (a)(b)	23,108	23,108
Hostess Brands, Inc. Class A (a)(b)	56,044	785,737
J&J Snack Foods Corp.	10,498	2,026,744
John B. Sanfilippo & Son, Inc.	4,608	426,701
Lancaster Colony Corp.	15,280	2,229,352
Landec Corp. (a)	22,245	244,473
Lifeway Foods, Inc. (a)	8,620	25,170
Limoneira Co.	11,551	209,766
Mondelez International, Inc.	634,405	35,031,844
nLIGHT, Inc. (a)(b)	19,849	256,449
Origin Agritech Ltd. (a)(b)	2,744	14,900
Pilgrim's Pride Corp. (a)(b)	138,186	4,305,876
Pingtan Marine Enterprise Ltd.	37,129	85,768
S&W Seed Co. (a)(b)	10,249	27,262
Sanderson Farms, Inc.	12,392	1,854,091
Seneca Foods Corp. Class A (a)	5,997	164,798
SunOpta, Inc. (a)(b)	45,709	105,398
The Hain Celestial Group, Inc. (a)(b)	57,981	1,104,538
The Kraft Heinz Co.	530,522	13,538,921
The Simply Good Foods Co. (a)	44,451	1,317,083
Village Farms International, Inc. (a)	24,746	258,352
		72,511,645
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	27,533	662,444
WD-40 Co.	7,722	1,407,721
		2,070,165
Personal Products - 0.0%
Inter Parfums, Inc.	17,219	1,107,010
LifeVantage Corp. (a)	12,732	154,821
Mannatech, Inc.	1,439	23,053
Natural Alternatives International, Inc. (a)	3,874	37,888
Natural Health Trends Corp. (b)	6,237	47,152
Nature's Sunshine Products, Inc. (a)	9,832	92,519
Neptune Technologies & Bioressources, Inc. (a)(b)	76,890	310,702
Reliv International, Inc. (a)	131	544
United-Guardian, Inc.	2,237	42,369
Veru, Inc. (a)(b)	19,258	37,938
Youngevity International, Inc. (a)(b)	4,487	19,204
		1,873,200

TOTAL CONSUMER STAPLES		263,853,682

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
CSI Compressco LP	40,747	119,796
Dawson Geophysical Co. (a)(b)	25,066	52,889
Dmc Global, Inc.	9,729	422,530
ENGlobal Corp. (a)	14,877	15,621
Geospace Technologies Corp. (a)	17,981	220,087
Gulf Island Fabrication, Inc. (a)	16,055	101,628
KLX Energy Services Holdings, Inc. (a)	14,667	147,110
Mammoth Energy Services, Inc. (b)	24,626	89,639
Matrix Service Co. (a)	14,130	280,763
Mitcham Industries, Inc. (a)	6,441	22,801
NCS Multistage Holdings, Inc. (a)(b)	43,968	94,971
Patterson-UTI Energy, Inc.	115,875	1,002,319
Profire Energy, Inc. (a)(b)	42,605	65,186
RigNet, Inc. (a)	14,173	111,116
SAExploration Holdings, Inc. (a)(b)	22,492	36,662
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	30	0
Series B warrants 7/27/21 (a)(d)	30	0
Smart Sand, Inc. (a)(b)	21,813	51,697
Synthesis Energy Systems, Inc. (a)(b)	1,363	4,144
		2,838,959
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)	86,340	45,061
Aemetis, Inc. (a)(b)	6,669	5,269
Alliance Resource Partners LP	70,562	1,091,594
Alta Mesa Resources, Inc. Class A (a)(b)	228,343	22,035
Altus Midstream Co. (a)(b)	48,954	113,084
Amplify Energy Corp. New warrants 5/4/22 (a)	717	11
Approach Resources, Inc. (a)(b)	115,201	22,142
Berry Petroleum Corp.	42,400	338,776
Blueknight Energy Partners LP	42,817	53,521
Calumet Specialty Products Partners LP (a)	61,788	245,916
Capital Product Partners LP	9,983	105,121
Carrizo Oil & Gas, Inc. (a)	51,622	427,946
Centennial Resource Development, Inc. Class A (a)(b)	146,786	707,509
Clean Energy Fuels Corp. (a)	161,939	322,259
Diamondback Energy, Inc.	91,756	8,999,428
Dorchester Minerals LP	27,616	495,707
Extraction Oil & Gas, Inc. (a)(b)	95,555	385,087
Gevo, Inc. (a)(b)	22,927	61,215
Golar LNG Ltd.	55,145	645,748
Golar LNG Partners LP	40,472	397,030
Green Plains Partners LP	15,501	200,428
Green Plains, Inc. (b)	21,706	178,206
Gulfport Energy Corp. (a)	102,132	245,117
Hallador Energy Co.	23,992	95,248
Hongli Clean Energy Technologies Corp. (a)(c)	448	0
Isramco, Inc. (a)	1,333	160,400
Lonestar Resources U.S., Inc. (a)(b)	22,387	57,982
Marine Petroleum Trust	339	756
Martin Midstream Partners LP	28,709	99,333
Mid-Con Energy Partners LP (a)	12,520	5,008
Nextdecade Corp. (a)(b)	65,743	368,818
Pacific Ethanol, Inc. (a)(b)	84,787	54,688
PDC Energy, Inc. (a)(b)	36,660	1,167,621
Penn Virginia Corp. (a)	8,755	249,518
PrimeEnergy Corp. (a)(b)	482	54,225
Ramaco Resources, Inc. (a)(b)	21,088	89,835
Renewable Energy Group, Inc. (a)(b)	19,160	233,177
StealthGas, Inc. (a)(b)	21,084	66,415
Tellurian, Inc. (a)(b)	137,676	899,024
Torchlight Energy Resources, Inc. (a)(b)	84,218	105,273
TransGlobe Energy Corp.	84,684	111,945
U.S. Energy Corp. (a)	529	302
Vertex Energy, Inc. (a)	18,165	23,796
Viper Energy Partners LP	35,053	1,015,485
Westwater Resources, Inc. (a)(b)	828	2,405
Zion Oil & Gas, Inc. (a)(b)	135,287	35,175
		20,004,639

TOTAL ENERGY		22,843,598

FINANCIALS - 6.0%
Banks - 2.5%
1st Constitution Bancorp	4,489	78,153
1st Source Corp.	16,617	737,296
ACNB Corp.	4,529	152,537
Allegiance Bancshares, Inc. (a)(b)	13,633	441,846
American National Bankshares, Inc.	6,086	208,141
American River Bankshares	3,241	43,429
Ameris Bancorp	43,699	1,537,768
Ames National Corp.	6,067	160,593
Arrow Financial Corp.	8,794	282,815
Atlantic Capital Bancshares, Inc. (a)	20,721	337,752
BancFirst Corp.	20,722	1,114,222
Bancorp, Inc., Delaware (a)	36,694	335,016
Bank of Commerce Holdings	11,306	113,060
Bank of Marin Bancorp	13,628	553,433
Bank OZK	71,682	1,849,396
BankFinancial Corp.	14,628	170,562
Bankwell Financial Group, Inc.	4,285	112,738
Banner Corp.	19,210	1,035,611
BCB Bancorp, Inc.	9,394	116,110
BOK Financial Corp.	40,141	3,056,336
Boston Private Financial Holdings, Inc.	54,176	575,349
Bridge Bancorp, Inc.	16,145	434,462
Brookline Bancorp, Inc., Delaware	43,929	616,763
Bryn Mawr Bank Corp.	10,749	366,541
C & F Financial Corp.	2,765	131,061
Camden National Corp.	10,935	453,365
Capital City Bank Group, Inc.	17,094	416,752
Capstar Financial Holdings, Inc.	13,933	215,404
Carolina Financial Corp.	12,628	431,246
Cathay General Bancorp	45,230	1,501,184
Centerstate Banks of Florida, Inc.	72,405	1,637,801
Central Valley Community Bancorp	8,707	170,483
Century Bancorp, Inc. Class A (non-vtg.)	2,504	202,824
Chemung Financial Corp.	4,490	180,453
Citizens Community Bancorp, Inc.	3,814	41,763
Citizens Holding Co.	1,310	26,266
City Holding Co. (b)	11,138	828,110
Civista Bancshares, Inc.	12,037	245,916
CNB Financial Corp., Pennsylvania	11,686	308,978
Codorus Valley Bancorp, Inc.	7,110	158,980
Colony Bankcorp, Inc.	3,930	62,723
Columbia Banking Systems, Inc.	40,980	1,414,220
Commerce Bancshares, Inc. (b)	61,941	3,534,973
Community Bankers Trust Corp.	16,444	127,605
Community Financial Corp.	3,550	111,577
Community Trust Bancorp, Inc.	10,703	416,347
ConnectOne Bancorp, Inc.	20,190	413,491
County Bancorp, Inc.	3,530	61,246
CVB Financial Corp.	78,520	1,615,156
DNB Financial Corp.	2,582	106,275
Eagle Bancorp Montana, Inc.	2,037	33,549
Eagle Bancorp, Inc. (b)	20,439	832,685
East West Bancorp, Inc.	80,678	3,318,286
Enterprise Bancorp, Inc.	7,478	216,339
Enterprise Financial Services Corp.	14,907	587,634
Equity Bancshares, Inc. (a)	10,160	257,048
Farmers & Merchants Bancorp, Inc.	7,012	179,367
Farmers National Banc Corp.	18,733	252,896
Fifth Third Bancorp	427,468	11,306,529
Financial Institutions, Inc.	9,689	281,562
First Bancorp, North Carolina	16,272	573,100
First Bancshares, Inc.	10,617	334,860
First Bank Hamilton New Jersey	14,532	153,458
First Busey Corp.	30,575	749,088
First Capital, Inc.	704	39,846
First Citizens Bancshares, Inc.	5,801	2,579,125
First Community Bankshares, In	14,247	453,197
First Community Corp.	3,289	58,709
First Financial Bancorp, Ohio (b)	54,824	1,283,978
First Financial Bankshares, Inc. (b)	75,890	2,323,752
First Financial Corp., Indiana	8,773	356,184
First Financial Northwest, Inc.	10,995	150,851
First Foundation, Inc.	23,394	326,580
First Guaranty Bancshares, Inc.	6,656	126,331
First Hawaiian, Inc.	75,226	1,933,308
First Internet Bancorp	8,630	174,499
First Interstate Bancsystem, Inc.	23,763	926,757
First Merchants Corp.	27,836	994,302
First Mid-Illinois Bancshares, Inc.	11,244	360,820
First Midwest Bancorp, Inc., Delaware	59,323	1,139,002
First Northwest Bancorp	6,852	109,495
First of Long Island Corp.	18,772	408,479
Flushing Financial Corp.	19,256	371,448
Fulton Financial Corp. (b)	98,096	1,564,631
German American Bancorp, Inc.	17,425	531,985
Glacier Bancorp, Inc. (b)	47,138	1,870,907
Great Southern Bancorp, Inc.	10,419	587,006
Grupo Financiero Galicia SA sponsored ADR	38,413	416,397
Guaranty Bancshares, Inc. Texas	8,164	246,063
Hancock Whitney Corp.	47,418	1,664,846
Hanmi Financial Corp.	20,339	364,271
HarborOne Bancorp, Inc.	37,204	370,552
Hawthorn Bancshares, Inc.	792	17,503
Heartland Financial U.S.A., Inc.	19,354	846,350
Heritage Commerce Corp. (b)	29,498	341,882
Heritage Financial Corp., Washington (b)	22,026	576,641
Home Bancshares, Inc. (b)	94,396	1,672,697
HomeTrust Bancshares, Inc.	11,346	286,146
Hope Bancorp, Inc. (b)	71,026	952,459
Horizon Bancorp, Inc. Indiana	31,602	513,849
Howard Bancorp, Inc. (a)	11,970	177,036
Huntington Bancshares, Inc.	593,654	7,865,916
IBERIABANK Corp.	30,726	2,119,787
Independent Bank Corp.	20,718	402,551
Independent Bank Corp., Massachusetts (b)	19,887	1,344,560
Independent Bank Group, Inc.	24,511	1,198,833
International Bancshares Corp.	40,448	1,439,544
Investar Holding Corp.	8,715	202,362
Investors Bancorp, Inc.	163,153	1,810,998
Lakeland Bancorp, Inc.	40,167	597,685
Lakeland Financial Corp. (b)	16,292	689,640
Landmark Bancorp, Inc.	2,319	53,105
LCNB Corp.	12,147	203,705
LegacyTexas Financial Group, Inc.	27,519	1,111,768
Live Oak Bancshares, Inc. (b)	19,604	351,696
Macatawa Bank Corp.	20,908	206,780
MBT Financial Corp.	19,898	195,796
Mercantil Bank Holding Corp. Class A (b)	10,100	167,256
Mercantile Bank Corp.	12,064	371,209
Midland States Bancorp, Inc.	16,529	425,952
MidWestOne Financial Group, Inc.	8,799	254,907
MutualFirst Financial, Inc.	4,994	150,669
National Bankshares, Inc.	4,034	135,139
NBT Bancorp, Inc. (b)	26,688	933,279
Nicolet Bankshares, Inc. (a)	7,073	448,287
Northeast Bank (b)	7,547	158,412
Northrim Bancorp, Inc.	5,057	183,063
Norwood Financial Corp.	3,432	105,431
Oak Valley Bancorp Oakdale California (b)	5,104	82,430
Old Line Bancshares, Inc.	15,413	407,211
Old National Bancorp, Indiana (b)	98,049	1,647,223
Old Point Financial Corp.	2,751	65,694
Old Second Bancorp, Inc.	25,460	300,173
Opus Bank	23,539	488,670
Orrstown Financial Services, Inc.	7,486	159,751
Pacific Mercantile Bancorp (a)	11,962	90,911
Pacific Premier Bancorp, Inc.	41,228	1,214,577
PacWest Bancorp	67,576	2,302,990
Patriot National Bancorp, Inc.	1,723	23,054
PCSB Financial Corp.	16,016	315,675
Peapack-Gladstone Financial Corp.	13,648	383,918
Penns Woods Bancorp, Inc.	3,275	135,225
People's Utah Bancorp	12,757	338,061
Peoples Bancorp of North Carolina	2,809	78,287
Peoples Bancorp, Inc.	13,997	429,848
Peoples Financial Services Corp.	4,097	183,423
Peoples United Financial, Inc.	218,605	3,141,354
Pinnacle Financial Partners, Inc. (b)	43,093	2,269,708
Popular, Inc.	55,903	2,938,821
Preferred Bank, Los Angeles	9,881	493,655
Premier Financial Bancorp, Inc.	14,394	223,107
QCR Holdings, Inc.	9,138	322,663
Reliant Bancorp, Inc. (b)	8,809	201,814
Renasant Corp.	31,733	1,040,525
Republic Bancorp, Inc., Kentucky Class A	13,488	572,566
Republic First Bancorp, Inc. (a)	51,967	210,207
S&T Bancorp, Inc. (b)	20,420	698,772
Salisbury Bancorp, Inc.	1,410	53,763
Sandy Spring Bancorp, Inc.	19,903	666,352
SB Financial Group, Inc.	3,090	49,996
SB One Bancorp	5,449	121,622
Seacoast Banking Corp., Florida (a)(b)	27,356	638,489
Select Bancorp, Inc. New (a)	7,749	84,464
ServisFirst Bancshares, Inc. (b)	31,925	970,520
Shore Bancshares, Inc.	9,065	139,238
Sierra Bancorp	9,675	238,392
Signature Bank	29,716	3,466,371
Simmons First National Corp. Class A	51,609	1,238,616
SmartFinancial, Inc. (a)	10,154	196,785
Sound Financial Bancorp, Inc.	560	19,768
South State Corp. (b)	19,799	1,456,810
Southern First Bancshares, Inc. (a)	4,670	178,254
Southern National Bancorp of Virginia, Inc.	16,511	241,391
Southside Bancshares, Inc.	18,447	607,460
Stock Yards Bancorp, Inc.	17,937	651,113
Summit Financial Group, Inc.	12,099	297,998
Summit State Bank	3,173	38,076
SVB Financial Group (a)	29,443	5,730,197
Tcf Financial Corp.	73,163	2,821,165
Texas Capital Bancshares, Inc. (a)	27,968	1,506,916
The Bank of Princeton (b)	4,360	116,412
The First Bancorp, Inc.	6,253	158,826
TowneBank	39,887	1,047,831
Trico Bancshares	20,207	714,520
TriState Capital Holdings, Inc. (a)(b)	23,198	458,161
Triumph Bancorp, Inc. (a)	13,714	411,283
Trustmark Corp. (b)	44,476	1,453,476
UMB Financial Corp. (b)	27,775	1,730,938
Umpqua Holdings Corp. (b)	122,752	1,928,434
Union Bankshares Corp.	45,844	1,655,427
Union Bankshares, Inc.	2,141	58,749
United Bankshares, Inc., West Virginia (b)	57,556	2,122,665
United Community Bank, Inc.	45,447	1,200,255
United Security Bancshares, Inc.	3,330	31,469
Unity Bancorp, Inc.	5,768	113,226
Univest Corp. of Pennsylvania	18,579	470,234
Valley National Bancorp	185,720	1,951,917
Veritex Holdings, Inc.	30,535	720,626
Washington Trust Bancorp, Inc. (b)	11,648	540,467
Wellesley Bancorp, Inc.	1,635	50,358
WesBanco, Inc. (b)	31,582	1,080,736
West Bancorp., Inc.	9,814	204,524
Westamerica Bancorp. (b)	16,135	994,077
Wintrust Financial Corp.	31,414	1,973,742
Zions Bancorp NA (b)	103,830	4,266,375
		166,195,540
Capital Markets - 1.8%
B. Riley Financial, Inc. (b)	14,066	297,637
BGC Partners, Inc. Class A	163,907	835,926
Blucora, Inc. (a)	26,443	597,083
Capital Southwest Corp.	11,586	247,014
Capitala Finance Corp.	9,727	74,509
Carlyle Group LP	66,783	1,521,317
China Finance Online Co. Ltd. ADR (a)(b)	8,455	5,834
China Internet Nationwide Financial Services, Inc. (a)(b)	11,616	22,651
CM Finance, Inc.	10,178	71,551
CME Group, Inc.	167,869	36,476,255
Cowen Group, Inc. Class A (a)(b)	15,542	242,611
Diamond Hill Investment Group, Inc.	2,071	279,378
E*TRADE Financial Corp.	138,844	5,795,349
GTY Govtech, Inc. (a)(b)	28,848	180,588
Hamilton Lane, Inc. Class A	15,282	949,623
Harvest Capital Credit Corp.	3,546	35,371
Hennessy Advisors, Inc.	3,812	37,777
Horizon Technology Finance Corp.	12,178	143,700
iFresh, Inc. (a)(b)	31,015	56,447
INTL FCStone, Inc. (a)	11,087	434,721
LPL Financial (b)	48,249	3,616,263
MarketAxess Holdings, Inc.	22,691	9,022,395
MMTEC, Inc. (b)	2,116	8,549
Morningstar, Inc.	23,865	3,856,107
Newtek Business Services Corp. (b)	17,076	389,504
Northern Trust Corp.	122,182	10,743,463
Phunware, Inc. (a)(b)	9,499	14,249
SEI Investments Co.	85,434	4,913,309
Siebert Financial Corp. (a)(b)	13,759	150,936
Silvercrest Asset Management Group Class A	5,385	70,382
T. Rowe Price Group, Inc.	132,166	14,620,203
TD Ameritrade Holding Corp.	313,476	13,921,469
The NASDAQ OMX Group, Inc. (b)	92,405	9,225,715
U.S. Global Investments, Inc. Class A (b)	15,643	33,632
Value Line, Inc.	5,177	138,744
Virtu Financial, Inc. Class A (b)	54,933	1,032,740
Virtus Investment Partners, Inc.	4,331	462,074
Wins Finance Holdings, Inc. (a)	9,151	71,835
WisdomTree Investments, Inc. (b)	86,714	417,094
Yintech Investment Holdings Ltd. sponsored ADR (a)	5,350	29,586
		121,043,591
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	2,688	17,096
Consumer Portfolio Services, Inc. (a)	11,810	41,926
Credit Acceptance Corp. (a)(b)	10,504	4,754,636
Encore Capital Group, Inc. (a)(b)	18,864	696,082
EZCORP, Inc. (non-vtg.) Class A (a)(b)	27,154	213,702
First Cash Financial Services, Inc. (b)	27,098	2,675,386
LexinFintech Holdings Ltd. ADR (a)	49,254	504,854
Navient Corp.	148,246	1,888,654
Nicholas Financial, Inc. (a)	4,973	46,647
PRA Group, Inc. (a)(b)	26,291	897,575
SLM Corp. (b)	242,531	2,046,962
World Acceptance Corp. (a)(b)	6,070	806,703
		14,590,223
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc. (a)	3,619	51,173
Ability, Inc. (a)(b)	8,280	5,465
Columbia Financial, Inc. (a)	64,365	975,773
Focus Financial Partners, Inc. Class A (a)	25,930	532,084
GDS Holdings Ltd. ADR (a)(b)	40,017	1,614,286
GWG Holdings, Inc. (b)	1,575	14,963
LM Funding America, Inc. (a)	30,394	26,449
Marlin Business Services Corp.	10,171	219,999
RBB Bancorp	10,860	200,150
		3,640,342
Insurance - 1.0%
1347 Property Insurance Holdings, Inc. (a)	2,663	12,942
AMBAC Financial Group, Inc. (a)	23,824	429,785
American National Insurance Co.	15,004	1,711,506
Amerisafe, Inc.	10,118	695,107
Arch Capital Group Ltd. (a)	225,167	8,894,097
Atlas Financial Holdings, Inc. (a)(b)	12,786	5,144
Brighthouse Financial, Inc. (a)(b)	65,112	2,295,849
Cincinnati Financial Corp.	91,149	10,253,351
Conifer Holdings, Inc. (a)	3,170	11,095
Donegal Group, Inc. Class A	11,965	172,655
eHealth, Inc. (a)	13,205	1,100,109
EMC Insurance Group	12,063	433,544
Enstar Group Ltd. (a)	10,015	1,788,879
Erie Indemnity Co. Class A (b)	25,761	5,649,645
Fanhua, Inc. ADR	19,517	531,838
Fednat Holding Co.	9,090	111,171
Global Indemnity Ltd.	6,861	176,671
Goosehead Insurance (b)	10,642	492,086
Greenlight Capital Re, Ltd. (a)(b)	22,256	204,533
Hallmark Financial Services, Inc. (a)	9,995	175,712
Health Insurance Innovations, Inc. (a)(b)	7,603	139,439
Investors Title Co.	1,165	171,488
James River Group Holdings Ltd.	16,877	831,699
Kingstone Companies, Inc. (b)	5,340	43,201
Kinsale Capital Group, Inc.	12,990	1,276,008
Maiden Holdings Ltd.	82,019	39,369
National General Holdings Corp.	59,537	1,403,882
National Western Life Group, Inc.	1,801	464,334
NI Holdings, Inc. (a)	11,932	200,458
Oxbridge Re Holdings Ltd. (a)(b)	1,344	1,161
Principal Financial Group, Inc.	155,346	8,267,514
Protective Insurance Corp. Class B	6,937	112,379
Safety Insurance Group, Inc.	9,688	934,311
Selective Insurance Group, Inc.	32,753	2,608,121
Sirius International Insurance (a)	65	585
State Auto Financial Corp.	24,267	775,816
Tiptree, Inc.	19,919	138,238
Trupanion, Inc. (a)(b)	19,285	464,576
Unico American Corp. (a)	761	4,498
United Fire Group, Inc.	14,078	635,762
United Insurance Holdings Corp.	27,483	322,101
Willis Group Holdings PLC	57,292	11,342,097
		65,322,756
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	300,028	4,461,416
Manhattan Bridge Capital, Inc.	5,249	32,071
New York Mortgage Trust, Inc.	103,794	638,333
		5,131,820
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	8,763	408,268
Thrifts & Mortgage Finance - 0.3%
America First Tax Exempt Investors LP	39,141	304,517
Capitol Federal Financial, Inc.	78,815	1,061,638
Carver Bancorp, Inc. (a)(b)	695	2,155
Dime Community Bancshares, Inc.	28,629	567,713
Entegra Financial Corp. (a)	4,492	134,940
First Defiance Financial Corp.	14,450	377,868
FS Bancorp, Inc.	2,413	116,789
Greene County Bancorp, Inc.	3,965	106,659
Hingham Institution for Savings	1,454	261,865
HMN Financial, Inc. (a)	2,379	50,613
Home Bancorp, Inc.	7,434	277,140
HomeStreet, Inc. (a)	17,959	473,579
Kearny Financial Corp.	52,753	663,633
LendingTree, Inc. (a)(b)	7,582	2,351,102
Meridian Bancorp, Inc. Maryland	33,634	587,922
Meta Financial Group, Inc.	21,290	658,074
MMA Capital Management, LLC (a)(b)	3,757	111,207
NMI Holdings, Inc. (a)	38,659	1,095,596
Northfield Bancorp, Inc.	40,297	625,409
Northwest Bancshares, Inc.	57,834	914,356
OceanFirst Financial Corp.	28,615	601,487
Oritani Financial Corp. (b)	30,646	524,966
PB Bancorp, Inc.	4,855	55,444
Provident Bancorp, Inc. (a)	7,196	182,203
Prudential Bancorp, Inc.	4,228	68,409
Randolph Bancorp, Inc. (a)	3,346	49,922
Riverview Bancorp, Inc.	11,994	84,558
Severn Bancorp, Inc.	2,731	21,711
Southern Missouri Bancorp, Inc.	6,368	212,691
TFS Financial Corp. (b)	158,293	2,771,710
Timberland Bancorp, Inc.	4,312	110,258
Trustco Bank Corp., New York	71,787	550,606
United Community Financial Corp.	40,273	388,634
United Financial Bancorp, Inc. New	28,400	355,000
Washington Federal, Inc.	44,185	1,572,986
Waterstone Financial, Inc.	20,236	335,715
Westfield Financial, Inc.	19,217	170,839
WMI Holdings Corp. (a)(b)	48,924	431,020
WSFS Financial Corp.	34,542	1,423,821
		20,654,755

TOTAL FINANCIALS		396,987,295

HEALTH CARE - 9.6%
Biotechnology - 5.5%
Abeona Therapeutics, Inc. (a)	21,245	32,717
AC Immune SA (a)(b)	32,299	168,601
ACADIA Pharmaceuticals, Inc. (a)	83,310	2,304,355
Acceleron Pharma, Inc. (a)(b)	28,917	1,298,662
Achillion Pharmaceuticals, Inc. (a)	100,610	437,654
Acorda Therapeutics, Inc. (a)	24,577	79,384
Adamas Pharmaceuticals, Inc. (a)(b)	14,212	89,678
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	64,000	103,040
ADMA Biologics, Inc. (a)(b)	46,418	207,953
Aduro Biotech, Inc. (a)	72,379	89,026
Adverum Biotechnologies, Inc. (a)	49,267	508,928
Aeglea BioTherapeutics, Inc. (a)	17,024	132,872
AEterna Zentaris, Inc. (a)	23,853	53,431
Affimed NV (a)(b)	66,074	183,686
Agenus, Inc. (a)(b)	62,916	181,198
Agios Pharmaceuticals, Inc. (a)(b)	34,646	1,314,816
Aileron Therapeutics, Inc. (a)(b)	30,009	21,904
Aimmune Therapeutics, Inc. (a)(b)	32,857	669,954
Akebia Therapeutics, Inc. (a)(b)	62,149	256,675
Albireo Pharma, Inc. (a)	8,861	216,651
Alder Biopharmaceuticals, Inc. (a)(b)	44,671	399,805
Aldeyra Therapeutics, Inc. (a)	13,303	58,666
Alector, Inc. (b)	5,346	87,995
Alexion Pharmaceuticals, Inc. (a)	96,889	9,762,536
Alkermes PLC (a)	86,661	1,818,148
Allakos, Inc. (a)(b)	34,164	3,022,147
Allogene Therapeutics, Inc. (b)	67,741	1,844,587
Alnylam Pharmaceuticals, Inc. (a)	58,893	4,752,076
Alpine Immune Sciences, Inc. (a)	7,313	35,761
Alterity Therapeutics Ltd. ADR (a)	12,128	13,705
Altimmune, Inc. (a)(b)	14,423	30,433
AMAG Pharmaceuticals, Inc. (a)(b)	20,946	228,730
Amarin Corp. PLC ADR (a)(b)	184,502	2,765,685
Amgen, Inc.	277,504	57,892,884
Amicus Therapeutics, Inc. (a)	124,177	1,228,111
AnaptysBio, Inc. (a)(b)	14,537	590,929
Anavex Life Sciences Corp. (a)(b)	43,868	115,812
Anika Therapeutics, Inc. (a)(b)	7,769	440,968
Apellis Pharmaceuticals, Inc. (a)	33,426	972,697
Applied Genetic Technologies Corp. (a)	25,159	79,502
Aptevo Therapeutics, Inc. (a)	52,050	36,091
Aptinyx, Inc. (a)	17,575	59,404
Aptorum Group Ltd. (a)(b)	470	7,750
Aptose Biosciences, Inc. (a)	32,455	78,216
AquaBounty Technologies, Inc. (a)(b)	28,451	80,801
Arbutus Biopharma Corp. (a)(b)	47,582	65,187
Arcturus Therapeutics Holdings, Inc. (a)(b)	13,473	151,302
Ardelyx, Inc. (a)	7,211	24,517
Arena Pharmaceuticals, Inc. (a)(b)	27,622	1,460,928
Argenx SE ADR (a)(b)	12,861	1,690,578
ArQule, Inc. (a)(b)	89,320	800,307
Arrowhead Pharmaceuticals, Inc. (a)(b)	52,260	1,785,724
Ascendis Pharma A/S sponsored ADR (a)	25,209	2,824,164
Assembly Biosciences, Inc. (a)	15,822	178,947
Atara Biotherapeutics, Inc. (a)(b)	25,727	347,315
Athersys, Inc. (a)(b)	104,254	138,658
aTyr Pharma, Inc.	5,845	17,184
Audentes Therapeutics, Inc. (a)	23,737	738,221
Aurinia Pharmaceuticals, Inc. (a)(b)	64,985	373,014
AVEO Pharmaceuticals, Inc. (a)(b)	89,830	61,632
Avid Bioservices, Inc. (a)	31,449	216,998
AVROBIO, Inc. (a)	16,680	324,926
Axovant Gene Therapies Ltd. (a)(b)	20,115	141,408
BeiGene Ltd. ADR (a)	21,618	3,107,588
Bellicum Pharmaceuticals, Inc. (a)(b)	29,218	33,893
Bio Path Holdings, Inc. (a)(b)	1,554	17,265
BioCryst Pharmaceuticals, Inc. (a)(b)	67,634	202,226
Biogen, Inc. (a)	89,000	19,557,750
BioLine RX Ltd. sponsored ADR (a)(b)	5,772	16,450
BioMarin Pharmaceutical, Inc. (a)	77,142	5,790,279
Biospecifics Technologies Corp. (a)	5,980	329,378
bluebird bio, Inc. (a)(b)	30,565	3,157,670
Blueprint Medicines Corp. (a)(b)	27,301	2,093,168
BrainStorm Cell Therpeutic, Inc. (a)(b)	33,327	123,643
Bridgebio Pharma, Inc. (b)	54,500	1,661,160
Calithera Biosciences, Inc. (a)	35,631	141,455
Calyxt, Inc. (a)	20,759	128,498
Cancer Genetics, Inc. (a)(b)	143,880	14,949
Capricor Therapeutics, Inc. (a)	2,408	5,731
CareDx, Inc. (a)	24,964	569,678
CASI Pharmaceuticals, Inc. (a)(b)	57,733	188,210
Catabasis Pharmaceuticals, Inc. (a)	1,462	9,021
Catalyst Biosciences, Inc. (a)	8,396	53,566
Catalyst Pharmaceutical Partners, Inc. (a)(b)	57,815	356,140
Celgene Corp. (a)	310,234	30,030,651
Celldex Therapeutics, Inc. (a)	25,901	54,910
Cellectis SA sponsored ADR (a)	8,366	101,898
Cellular Biomedicine Group, Inc. (a)(b)	11,474	141,589
Celsion Corp. (a)(b)	19,262	35,249
ChemoCentryx, Inc. (a)	30,300	201,798
Chimerix, Inc. (a)	38,096	76,954
China Biologic Products Holdings, Inc. (a)(b)	21,949	2,200,826
Cidara Therapeutics, Inc. (a)(b)	16,334	27,441
Cleveland Biolabs, Inc. (a)	5,822	8,209
Clovis Oncology, Inc. (a)(b)	31,645	177,528
Coherus BioSciences, Inc. (a)(b)	41,375	918,111
Conatus Pharmaceuticals, Inc. (a)(b)	78,690	27,148
Concert Pharmaceuticals, Inc. (a)	16,713	168,300
Constellation Pharmaceuticals, Inc. (a)(b)	3,912	28,362
ContraFect Corp. (a)	97,445	34,106
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	45,502	235,700
Cortexyme, Inc. (b)	4,430	87,936
Corvus Pharmaceuticals, Inc. (a)(b)	26,261	89,550
Crinetics Pharmaceuticals, Inc. (a)(b)	14,734	233,681
CRISPR Therapeutics AG (a)(b)	29,218	1,350,164
CTI BioPharma Corp. (a)	59,493	42,472
Cue Biopharma, Inc. (a)(b)	14,498	118,739
Curis, Inc. (a)(b)	67,371	129,352
Cyclacel Pharmaceuticals, Inc. (a)	62,636	24,284
Cytokinetics, Inc. (a)	37,780	530,809
CytomX Therapeutics, Inc. (a)	23,173	203,459
DBV Technologies SA sponsored ADR (a)(b)	18,600	169,260
Deciphera Pharmaceuticals, Inc. (a)	19,458	705,936
DelMar Pharmaceuticals, Inc. (a)(b)	2,797	1,762
Denali Therapeutics, Inc. (a)(b)	54,017	972,306
Dicerna Pharmaceuticals, Inc. (a)	40,083	557,154
Dyadic International, Inc. (a)(b)	10,556	64,392
Dynavax Technologies Corp. (a)(b)	23,641	97,874
Eagle Pharmaceuticals, Inc. (a)	7,815	440,688
Edge Therapeutics, Inc. (a)(b)	11,050	60,886
Editas Medicine, Inc. (a)(b)	29,210	725,284
Eidos Therapeutics, Inc. (a)(b)	21,341	892,267
Eiger Biopharmaceuticals, Inc. (a)	12,883	140,425
Enanta Pharmaceuticals, Inc. (a)	10,515	741,833
Enlivex Therapeutics Ltd. (a)(b)	620	17,292
Enochian Biosciences, Inc. (a)(b)	2,164	10,171
Epizyme, Inc. (a)(b)	50,580	656,023
Esperion Therapeutics, Inc. (a)(b)	15,036	550,919
Evelo Biosciences, Inc. (a)(b)	11,710	64,288
Exact Sciences Corp. (a)(b)	60,721	7,239,158
Exelixis, Inc. (a)	167,513	3,325,133
Fate Therapeutics, Inc. (a)	43,000	701,760
Fibrocell Science, Inc. (a)(b)	27,920	52,908
FibroGen, Inc. (a)	47,669	2,128,898
Five Prime Therapeutics, Inc. (a)	18,559	100,775
Flexion Therapeutics, Inc. (a)(b)	22,770	299,881
Fortress Biotech, Inc. (a)(b)	102,429	185,396
Forty Seven, Inc. (a)	21,768	165,001
Forward Pharma A/S sponsored ADR (a)	3,498	3,218
Galapagos Genomics NV sponsored ADR (a)(b)	5,742	965,632
Galectin Therapeutics, Inc. (a)(b)	32,120	106,960
Galmed Pharmaceuticals Ltd. (a)(b)	19,960	103,792
Gamida Cell Ltd. (a)	3,734	13,816
Genocea Biosciences, Inc. (a)	2,597	8,155
Genomic Health, Inc. (a)	22,171	1,699,629
GenVec, Inc. rights (a)(c)	385	0
Geron Corp. (a)(b)	89,652	125,513
Gilead Sciences, Inc.	559,745	35,566,197
Global Blood Therapeutics, Inc. (a)	31,502	1,448,462
GlycoMimetics, Inc. (a)(b)	25,873	86,157
Gossamer Bio, Inc.	7,625	159,820
Grifols SA ADR	80,663	1,718,122
Gritstone Oncology, Inc. (b)	22,773	230,463
Halozyme Therapeutics, Inc. (a)	79,013	1,305,295
Heron Therapeutics, Inc. (a)(b)	37,137	687,777
Histogenics Corp. (a)(b)	68,742	16,498
Homology Medicines, Inc. (a)(b)	24,210	457,811
Idera Pharmaceuticals, Inc. (a)(b)	34,140	80,229
Immunic, Inc. (a)(b)	3,262	55,487
ImmunoGen, Inc. (a)	106,264	289,038
Immunomedics, Inc. (a)(b)	108,124	1,383,987
Incyte Corp. (a)	92,996	7,608,933
Infinity Pharmaceuticals, Inc. (a)(b)	33,793	39,876
Inovio Pharmaceuticals, Inc. (a)(b)	50,135	108,292
Insmed, Inc. (a)(b)	43,109	708,712
Intec Pharma Ltd. (a)(b)	27,156	19,617
Intellia Therapeutics, Inc. (a)(b)	30,035	426,197
Intercept Pharmaceuticals, Inc. (a)(b)	17,915	1,149,785
Intrexon Corp. (a)(b)	89,597	523,246
Ionis Pharmaceuticals, Inc. (a)	76,971	4,865,337
Iovance Biotherapeutics, Inc. (a)(b)	69,225	1,454,417
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	84,201	783,911
Jounce Therapeutics, Inc. (a)	23,443	88,380
Kaleido Biosciences, Inc. (a)(b)	2,243	20,994
Kalvista Pharmaceuticals, Inc. (a)(b)	14,657	228,942
Kamada (a)	21,224	118,642
Karyopharm Therapeutics, Inc. (a)	36,698	317,071
Kezar Life Sciences, Inc. (a)	12,206	41,256
Kindred Biosciences, Inc. (a)	19,674	146,768
Kiniksa Pharmaceuticals Ltd. (a)	13,830	122,119
Kodiak Sciences, Inc.	7,324	80,564
Krystal Biotech, Inc. (a)(b)	10,024	451,080
Kura Oncology, Inc. (a)	21,217	322,074
La Jolla Pharmaceutical Co. (a)(b)	30,869	295,416
Leap Therapeutics, Inc. (a)(b)	43,420	65,564
Lexicon Pharmaceuticals, Inc. (a)(b)	55,890	73,775
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	11,364	1,033,101
General CVR (a)	1,518	9
Glucagon CVR (a)	1,518	77
rights (a)	1,518	8
TR Beta CVR (a)	1,518	364
Liquidia Technologies, Inc. (a)	18,562	75,362
LogicBio Therapeutics, Inc. (b)	7,717	77,170
Macrogenics, Inc. (a)	25,781	369,700
Madrigal Pharmaceuticals, Inc. (a)(b)	7,955	737,429
Magenta Therapeutics, Inc. (a)	21,391	220,969
MannKind Corp. (a)(b)	116,841	128,525
Marker Therapeutics, Inc. (a)(b)	38,560	199,355
MediciNova, Inc. (a)(b)	25,966	224,866
MEI Pharma, Inc. (a)	46,651	79,773
MeiraGTx Holdings PLC (a)(b)	20,488	414,882
Mesoblast Ltd. sponsored ADR (a)(b)	11,676	57,446
Minerva Neurosciences, Inc. (a)	31,456	224,596
Miragen Therapeutics, Inc. (a)(b)	30,380	34,937
Mirati Therapeutics, Inc. (a)(b)	19,926	1,633,334
Moderna, Inc. (b)	184,112	2,896,082
Molecular Templates, Inc. (a)	21,082	106,042
Momenta Pharmaceuticals, Inc. (a)	52,680	665,348
Morphosys AG sponsored ADR (a)	5,687	167,653
Motus GI Holdings, Inc. (a)(b)	7,140	18,850
Myriad Genetics, Inc. (a)	40,846	961,106
NantKwest, Inc. (a)(b)	64,846	84,300
Natera, Inc. (a)	40,331	1,328,906
Neoleukin Therapeutics, Inc. (a)	21,270	71,042
Neon Therapeutics, Inc. (a)(b)	22,419	60,307
Neubase Therapeutics, Inc. (a)(b)	2,551	12,066
Neuralstem, Inc. (a)	816	1,395
Neurocrine Biosciences, Inc. (a)	50,516	5,022,301
NewLink Genetics Corp. (a)(b)	37,734	60,752
Novavax, Inc. (a)(b)	16,621	99,227
Novelion Therapeutics, Inc. (a)(b)	41,341	28,112
NuCana PLC ADR (a)(b)	7,160	65,013
Nymox Pharmaceutical Corp. (a)(b)	26,172	43,707
OncoMed Pharmaceuticals, Inc. rights (a)(c)	66,222	1
OncoSec Medical, Inc. (a)	6,995	14,270
Oncternal Therapeutics, Inc. (a)(b)	4,320	24,149
Oncternal Therapeutics, Inc. rights (a)(c)	4,320	0
Opiant Pharmaceuticals, Inc. (a)	1,206	17,463
Opko Health, Inc. (a)(b)	327,340	602,306
Organogenesis Holdings, Inc. Class A (a)(b)	1,911	7,873
Organovo Holdings, Inc. (a)	121,146	30,892
OvaScience, Inc. (a)(b)	2,106	12,762
Ovid Therapeutics, Inc. (a)(b)	44,626	78,988
PDL BioPharma, Inc. (a)(b)	72,841	170,448
PhaseBio Pharmaceuticals, Inc. (a)	7,274	62,847
Pieris Pharmaceuticals, Inc. (a)	45,039	209,431
Pluristem Therapeutics, Inc. (a)(b)	16,193	57,647
Polarityte, Inc. (a)(b)	16,092	59,701
Portola Pharmaceuticals, Inc. (a)(b)	37,130	1,078,998
Precision BioSciences, Inc. (a)(b)	8,714	74,243
Principia Biopharma, Inc. (b)	13,380	531,186
Progenics Pharmaceuticals, Inc. (a)	44,482	195,721
ProQR Therapeutics BV (a)(b)	29,511	212,184
Protagonist Therapeutics, Inc. (a)	18,825	245,290
Proteon Therapeutics, Inc. (a)(b)	125,899	39,658
Proteostasis Therapeutics, Inc. (a)(b)	39,785	30,209
Prothena Corp. PLC (a)	20,886	175,651
PTC Therapeutics, Inc. (a)	32,054	1,428,647
Puma Biotechnology, Inc. (a)(b)	19,906	213,990
Ra Pharmaceuticals, Inc. (a)	27,123	737,746
Radius Health, Inc. (a)	32,063	907,383
Recro Pharma, Inc. (a)	13,660	160,642
Regeneron Pharmaceuticals, Inc. (a)	46,723	13,552,006
REGENXBIO, Inc. (a)	20,288	699,733
Regulus Therapeutics, Inc. (a)(b)	26,459	16,526
Repligen Corp. (a)	24,657	2,288,416
Replimune Group, Inc. (a)(b)	18,986	197,075
Retrophin, Inc. (a)	21,000	264,390
Rigel Pharmaceuticals, Inc. (a)	85,359	144,257
Rocket Pharmaceuticals, Inc. (a)(b)	28,198	305,948
Rubius Therapeutics, Inc. (a)(b)	48,503	450,108
Sage Therapeutics, Inc. (a)(b)	28,483	4,889,677
Salarius Pharmaceuticals, Inc. (a)(b)	4,894	41,697
Salarius Pharmaceuticals, Inc. rights 12/31/19 (a)(c)	122,366	15,051
Sangamo Therapeutics, Inc. (a)(b)	63,203	688,913
Sarepta Therapeutics, Inc. (a)(b)	39,653	3,574,718
Savara, Inc. (a)	23,271	52,592
Scholar Rock Holding Corp. (a)(b)	17,412	184,393
Seattle Genetics, Inc. (a)	89,290	6,486,026
Selecta Biosciences, Inc. (a)(b)	39,533	70,369
Sellas Life Sciences Group, Inc. (a)	41,601	5,808
Seres Therapeutics, Inc. (a)(b)	36,830	148,425
Sesen Bio, Inc. (a)	53,077	57,854
Sienna Biopharmaceuticals, Inc. (a)	25,239	18,811
Sierra Oncology, Inc. (a)	48,539	20,556
Sinovac Biotech Ltd. (a)(b)(c)	27,717	179,329
Soleno Therapeutics, Inc. (a)(b)	6,062	11,033
Solid Biosciences, Inc. (a)(b)	21,532	173,979
Sophiris Bio, Inc. (a)(b)	50,621	39,732
Sorrento Therapeutics, Inc. (a)(b)	119,320	251,765
Spark Therapeutics, Inc. (a)(b)	21,183	2,063,436
Spectrum Pharmaceuticals, Inc. (a)	62,195	456,511
Spring Bank Pharmaceuticals, Inc. (a)	7,420	27,306
Stemline Therapeutics, Inc. (a)	20,419	243,190
Stoke Therapeutics, Inc. (b)	2,779	104,046
Summit Therapeutics PLC sponsored ADR (a)(b)	1,658	2,222
Sunesis Pharmaceuticals, Inc. (a)(b)	57,085	47,289
Surface Oncology, Inc. (a)	21,797	44,902
Syndax Pharmaceuticals, Inc. (a)	20,405	171,606
Synlogic, Inc. (a)	16,162	45,092
Synthorx, Inc.	4,362	78,123
Syros Pharmaceuticals, Inc. (a)	30,508	334,673
T2 Biosystems, Inc. (a)(b)	39,511	52,550
TCR2 Therapeutics, Inc. (b)	1,183	19,945
Tenax Therapeutics, Inc. (a)(b)	31,497	38,111
TG Therapeutics, Inc. (a)(b)	28,603	177,625
The Medicines Company (a)(b)	42,065	1,765,047
Therapix Biosciences Ltd. ADR (a)(b)	9,380	23,919
Tobira Therapeutics, Inc. rights (a)(c)	6,103	48,336
Tocagen, Inc. (a)	27,851	90,516
TONIX Pharmaceuticals Holding (a)	12,526	5,411
TRACON Pharmaceuticals, Inc. (a)	68,933	37,913
Translate Bio, Inc. (a)(b)	32,385	294,056
Trevena, Inc. (a)	26,067	21,375
Trillium Therapeutics, Inc. (a)	102,725	32,101
Twist Bioscience Corp. (b)	19,707	572,094
Tyme, Inc. (a)(b)	74,416	87,067
Ultragenyx Pharmaceutical, Inc. (a)(b)	31,680	1,725,610
uniQure B.V. (a)(b)	21,974	1,192,090
United Therapeutics Corp. (a)	24,437	2,017,519
UNITY Biotechnology, Inc. (a)(b)	24,125	147,163
Unum Therapeutics, Inc. (a)	12,548	24,092
Vanda Pharmaceuticals, Inc. (a)	27,249	383,938
Vaxart, Inc. (a)	30,160	21,414
VBI Vaccines, Inc. (a)	76,721	46,616
VBL Therapeutics (a)(b)	11,422	13,592
Veracyte, Inc. (a)(b)	31,185	826,403
Verastem, Inc. (a)(b)	62,032	78,160
Vericel Corp. (a)(b)	23,148	382,868
Vertex Pharmaceuticals, Inc. (a)	111,228	20,023,265
Viking Therapeutics, Inc. (a)(b)	27,141	188,630
VistaGen Therapeutics, Inc. (a)(b)	32,116	22,227
Voyager Therapeutics, Inc. (a)	19,838	354,505
vTv Therapeutics, Inc. Class A (a)(b)	46,935	61,485
X4 Pharmaceuticals, Inc. (a)	6,823	86,993
Xbiotech, Inc. (a)(b)	29,608	247,227
Xencor, Inc. (a)(b)	31,196	1,162,987
Xenon Pharmaceuticals, Inc. (a)	19,242	179,335
XOMA Corp. (a)	5,948	104,625
Y-mAbs Therapeutics, Inc. (b)	19,179	509,586
Yield10 Bioscience, Inc. (a)(b)	4,696	3,688
Zafgen, Inc. (a)(b)	32,424	26,750
Zai Lab Ltd. ADR (a)	11,050	360,341
Zealand Pharma A/S sponsored ADR (a)	4,264	81,826
ZIOPHARM Oncology, Inc. (a)(b)	93,264	465,387
		365,609,683
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	25,225	4,870,191
Accuray, Inc. (a)(b)	66,563	178,389
Aethlon Medical, Inc. (a)	41,226	11,420
Align Technology, Inc. (a)	34,802	6,372,594
Alphatec Holdings, Inc. (a)	9,991	52,253
Angiodynamics, Inc. (a)	20,203	371,129
Antares Pharma, Inc. (a)	98,062	317,721
Atossa Genetics, Inc. (a)(b)	9,613	19,130
Atricure, Inc. (a)	21,627	592,364
Atrion Corp.	1,242	965,220
Avedro, Inc.	4,632	108,481
AxoGen, Inc. (a)(b)	19,730	312,721
Axonics Modulation Technologies, Inc. (a)(b)	9,808	326,312
Bellerophon Therapeutics, Inc. (a)(b)	85,949	49,206
BioLase Technology, Inc. (a)(b)	6,537	6,504
BioLife Solutions, Inc. (a)(b)	13,623	281,860
BioSig Technologies, Inc. (a)(b)	9,591	67,808
Bovie Medical Corp. (a)	6,528	46,414
Cardiovascular Systems, Inc. (a)	18,268	884,719
Cerus Corp. (a)	91,130	489,368
Cesca Therapeutics, Inc. (a)	530	1,701
Chembio Diagnostics, Inc. (a)	20,145	101,732
Chf Solutions, Inc. (a)	9,440	24,261
ConforMis, Inc. (a)(b)	88,612	189,630
CONMED Corp.	15,360	1,547,827
CryoPort, Inc. (a)(b)	24,681	537,059
Cutera, Inc. (a)	7,173	207,085
CytoSorbents Corp. (a)(b)	23,932	106,737
Dare Bioscience, Inc. (a)(b)	85,829	66,835
Dentsply Sirona, Inc.	124,516	6,493,509
DexCom, Inc. (a)	50,353	8,641,078
EDAP TMS SA sponsored ADR (a)(b)	33,404	105,891
Ekso Bionics Holdings, Inc. (a)(b)	46,881	30,862
electroCore, Inc. (a)(b)	23,325	44,551
Endologix, Inc. (a)(b)	8,953	47,988
ENDRA Life Sciences, Inc. (a)(b)	35,458	60,988
Establishment Labs Holdings, Inc. (a)(b)	669	13,300
Fonar Corp. (a)	3,366	81,121
Genmark Diagnostics, Inc. (a)	39,251	235,113
Heska Corp. (a)	3,929	275,777
Hologic, Inc. (a)	162,993	8,046,964
ICU Medical, Inc. (a)	11,443	1,850,905
IDEXX Laboratories, Inc. (a)	38,106	11,040,832
Inogen, Inc. (a)	12,245	567,801
Insulet Corp. (a)(b)	31,809	4,903,994
Integra LifeSciences Holdings Corp. (a)	48,069	2,885,101
IntriCon Corp. (a)(b)	5,239	91,159
Intuitive Surgical, Inc. (a)	49,730	25,428,938
InVivo Therapeutics Holdings Corp. (a)	3,296	2,010
IRadimed Corp. (a)(b)	7,542	144,656
iRhythm Technologies, Inc. (a)(b)	12,962	986,667
Iridex Corp. (a)	4,918	12,295
Kewaunee Scientific Corp.	1,782	28,681
Lantheus Holdings, Inc. (a)	21,338	464,315
LeMaitre Vascular, Inc.	13,069	413,765
Lianluo Smart Ltd. (a)	837	668
LivaNova PLC (a)	26,912	2,089,179
Masimo Corp. (a)	29,749	4,559,034
Meridian Bioscience, Inc. (b)	34,794	321,149
Merit Medical Systems, Inc. (a)	30,666	1,066,563
Mesa Laboratories, Inc.	2,161	478,078
Microbot Medical, Inc. (a)(b)	19,737	105,988
Misonix, Inc. (a)	7,809	152,900
Natus Medical, Inc. (a)	17,480	483,846
Neogen Corp. (a)	29,057	2,049,100
Neovasc, Inc. (a)(b)	8,602	24,688
Novocure Ltd. (a)(b)	57,775	5,249,437
NuVasive, Inc. (a)	28,894	1,835,347
Nuvectra Corp. (a)	17,476	34,078
Obalon Therapeutics, Inc. (a)(b)	4,977	10,203
OraSure Technologies, Inc. (a)	31,978	211,055
Orthofix International NV (a)	10,129	514,958
OrthoPediatrics Corp. (a)(b)	12,686	408,362
Oxford Immunotec Global PLC (a)	18,869	252,090
Pro-Dex, Inc. (a)	5,104	73,191
Pulse Biosciences, Inc. (a)(b)	12,866	154,263
Quanterix Corp. (a)	12,174	320,541
Quidel Corp. (a)	18,021	1,136,224
Quotient Ltd. (a)	54,054	487,567
ReWalk Robotics Ltd. (a)(b)	11,372	36,049
Rockwell Medical Technologies, Inc. (a)(b)	48,247	123,512
RTI Biologics, Inc. (a)	44,518	141,567
Seaspine Holdings Corp. (a)	16,598	182,412
Second Sight Medical Products, Inc. (a)(b)	73,704	57,482
Shockwave Medical, Inc. (a)(b)	12,628	528,482
Sientra, Inc. (a)	14,846	101,398
Silk Road Medical, Inc. (b)	7,566	326,019
Soliton, Inc. (b)	6,531	78,111
Staar Surgical Co. (a)(b)	23,445	705,929
STRATA Skin Sciences, Inc. (a)	17,447	33,149
SurModics, Inc. (a)	7,764	365,374
Tactile Systems Technology, Inc. (a)(b)	10,542	531,738
Tandem Diabetes Care, Inc. (a)	32,090	2,324,279
Trinity Biotech PLC sponsored ADR (a)	13,909	18,916
Utah Medical Products, Inc.	4,044	397,606
Varex Imaging Corp. (a)	21,352	562,625
Vermillion, Inc. (a)(b)	34,227	17,415
ViewRay, Inc. (a)(b)	35,896	141,430
Viveve Medical, Inc. (a)(b)	62,000	6,417
Wright Medical Group NV (a)(b)	59,144	1,233,152
Zosano Pharma Corp. (a)(b)	6,478	13,863
Zynex, Inc. (b)	12,953	115,800
		122,066,166
Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc. (a)(b)	48,686	1,288,232
Addus HomeCare Corp. (a)	7,402	651,228
Amedisys, Inc. (a)(b)	18,415	2,370,195
Apollo Medical Holdings, Inc. (a)	10,370	203,045
BioScrip, Inc. (a)(b)	104,552	365,932
BioTelemetry, Inc. (a)	18,811	745,856
Catasys, Inc. (a)(b)	19,612	275,352
Corvel Corp. (a)	13,108	1,104,087
Covetrus, Inc. (a)(b)	61,295	814,611
Cross Country Healthcare, Inc. (a)	19,440	199,260
Digirad Corp.	1,225	5,464
Five Star Sr Living, Inc. (a)(b)	17,859	8,715
Fulgent Genetics, Inc. (a)	8,707	99,347
G1 Therapeutics, Inc. (a)(b)	19,940	723,822
Guardant Health, Inc.	43,322	3,791,975
HealthEquity, Inc. (a)	34,820	2,066,915
Henry Schein, Inc. (a)(b)	68,488	4,220,231
Interpace Diagnostics Group, Inc. (a)(b)	68,387	50,606
LHC Group, Inc. (a)	17,804	2,109,774
Magellan Health Services, Inc. (a)	13,571	855,109
National Research Corp. Class A	15,817	1,012,763
Neuronetics, Inc. (a)(b)	13,311	142,028
OptiNose, Inc. (a)(b)	20,670	158,332
Patterson Companies, Inc. (b)	53,059	887,146
PetIQ, Inc. Class A (a)(b)	13,183	417,374
Premier, Inc. (a)(b)	35,680	1,258,077
Providence Service Corp. (a)	6,861	385,657
Psychemedics Corp.	3,315	25,990
R1 RCM, Inc. (a)	66,926	780,357
RadNet, Inc. (a)	32,432	451,129
Sharps Compliance Corp. (a)	5,820	22,407
Telemynd, Inc. (a)(c)	9,238	0
The Ensign Group, Inc.	29,217	1,457,928
The Joint Corp. (a)	17,994	301,939
Tivity Health, Inc. (a)(b)	24,797	452,793
		29,703,676
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	93,091	845,266
Cerner Corp.	142,925	9,848,962
Computer Programs & Systems, Inc.	10,872	229,943
HealthStream, Inc. (a)	20,504	518,136
HMS Holdings Corp. (a)	48,095	1,756,910
HTG Molecular Diagnostics (a)(b)	54,140	50,350
iCAD, Inc. (a)	22,216	133,296
Inovalon Holdings, Inc. Class A (a)(b)	44,722	756,696
Medical Transcription Billing Corp. (a)(b)	18,156	81,157
Medidata Solutions, Inc. (a)	34,592	3,167,935
NantHealth, Inc. (a)(b)	64,525	31,256
Nextgen Healthcare, Inc. (a)	41,534	590,198
Omnicell, Inc. (a)	23,057	1,655,493
OptimizeRx Corp. (a)(b)	10,189	167,201
SCWorx, Corp. (a)(b)	3,428	11,758
Simulations Plus, Inc.	16,838	608,020
Streamline Health Solutions, Inc. (a)	5,177	7,662
Tabula Rasa HealthCare, Inc. (a)(b)	12,248	695,686
Valeritas Holdings, Inc. (a)(b)	5,420	9,919
		21,165,844
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	26,905	505,545
Adaptive Biotechnologies Corp. (b)	57,300	2,913,705
Bio-Techne Corp. (b)	20,994	4,021,821
Bruker Corp. (b)	86,722	3,743,789
Champions Oncology, Inc. (a)(b)	13,144	70,978
ChromaDex, Inc. (a)(b)	43,892	171,618
Codexis, Inc. (a)	30,471	427,508
Compugen Ltd. (a)(b)	44,192	170,139
Fluidigm Corp. (a)	46,950	261,981
Harvard Bioscience, Inc. (a)	31,153	77,259
ICON PLC (a)	30,193	4,655,459
Illumina, Inc. (a)	63,954	17,992,818
Luminex Corp.	23,369	479,065
Medpace Holdings, Inc. (a)	19,992	1,617,553
Nanostring Technologies, Inc. (a)(b)	21,629	551,107
NeoGenomics, Inc. (a)	53,269	1,330,660
Pacific Biosciences of California, Inc. (a)	93,912	521,212
PRA Health Sciences, Inc. (a)	36,346	3,592,439
Syneos Health, Inc. (a)(b)	57,805	3,036,497
		46,141,153
Pharmaceuticals - 0.7%
Acasti Pharma, Inc. (a)	61,235	114,510
AcelRx Pharmaceuticals, Inc. (a)(b)	70,942	165,295
Acer Therapeutics, Inc. (a)(b)	7,869	21,246
Aclaris Therapeutics, Inc. (a)	32,837	33,165
Adamis Pharmaceuticals Corp. (a)(b)	45,840	43,044
Adial Pharmaceuticals, Inc. (a)	13,581	22,409
Aerie Pharmaceuticals, Inc. (a)(b)	25,449	551,225
Agile Therapeutics, Inc. (a)(b)	69,665	76,632
Akcea Therapeutics, Inc. (a)(b)	51,473	1,084,021
Akorn, Inc. (a)	66,088	190,994
Alimera Sciences, Inc. (a)	20,331	8,641
Amphastar Pharmaceuticals, Inc. (a)	33,818	759,552
ANI Pharmaceuticals, Inc. (a)	6,202	406,231
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Arvinas Holding Co. LLC (a)	24,761	644,034
Assertio Therapeutics, Inc. (a)	40,669	58,563
AstraZeneca PLC rights (a)(c)	3,011	0
Athenex, Inc. (a)(b)	37,801	556,809
Auris Medical Holding AG (a)(b)	5,405	14,756
Autolus Therapeutics Ltd. ADR (a)(b)	11,332	117,286
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	46,220	115,550
Avenue Therapeutics, Inc. (a)	8,034	50,614
Axsome Therapeutics, Inc. (a)(b)	22,240	566,008
BeyondSpring, Inc. (a)(b)	11,563	208,712
Biodelivery Sciences International, Inc. (a)	86,428	370,776
BioXcel Therapeutics, Inc. (a)(b)	1,586	15,559
Cara Therapeutics, Inc. (a)(b)	19,895	466,339
Cassava Sciences, Inc. (a)(b)	49,084	54,974
Cerecor, Inc. (a)(b)	5,724	18,546
Checkpoint Therapeutics, Inc. (a)	3,982	12,464
Chiasma, Inc. (a)	28,211	146,133
Clearside Biomedical, Inc. (a)(b)	54,238	32,814
Clementia Pharmaceuticals, Inc. rights 12/31/99 (a)(c)	21,066	28,439
Collegium Pharmaceutical, Inc. (a)(b)	21,046	243,713
Corcept Therapeutics, Inc. (a)(b)	63,549	801,353
Correvio Pharma Corp. (a)(b)	45,429	93,129
Cronos Group, Inc. (a)	83,224	918,252
Cumberland Pharmaceuticals, Inc. (a)	7,820	39,960
Cyclerion Therapeutics, Inc. (a)	14,506	137,952
CymaBay Therapeutics, Inc. (a)	37,588	222,521
Dermira, Inc. (a)(b)	31,371	251,282
Dova Pharmaceuticals, Inc. (a)	23,572	353,344
Durect Corp. (a)	119,193	197,860
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)(b)	11,412	70,754
Endo International PLC (a)(b)	131,322	311,233
Evofem Biosciences, Inc. (a)(b)	26,709	140,489
Evoke Pharma, Inc. (a)(b)	91,497	90,948
Evolus, Inc. (a)(b)	16,552	285,356
Eyenovia, Inc. (a)(b)	12,538	40,247
Eyepoint Pharmaceuticals, Inc. (a)(b)	101,760	152,640
Foamix Pharmaceuticals Ltd. (a)(b)	43,737	126,400
Gemphire Therapeutics, Inc. (a)	15,305	8,112
GW Pharmaceuticals PLC ADR (a)(b)	16,221	2,310,033
Harrow Health, Inc. (a)	41,986	224,625
Horizon Pharma PLC (a)	94,256	2,604,293
Hutchison China Meditech Ltd. sponsored ADR (a)	19,400	422,726
InflaRx NV (a)(b)	14,516	41,225
Innocoll Holdings PLC rights (a)(c)	9,257	0
Innoviva, Inc. (a)	60,265	698,471
Intersect ENT, Inc. (a)	14,825	242,834
Intra-Cellular Therapies, Inc. (a)(b)	43,332	370,922
Jazz Pharmaceuticals PLC (a)	32,460	4,159,749
Kala Pharmaceuticals, Inc. (a)(b)	33,718	138,581
KemPharm, Inc. (a)(b)	55,554	52,115
Lipocine, Inc. (a)	29,085	85,510
Marinus Pharmaceuticals, Inc. (a)	41,838	48,114
MediWound Ltd. (a)	23,801	74,973
Melinta Therapeutics, Inc. (a)(b)	31,489	70,850
Mereo Biopharma Group PLC:
ADR (a)	8,456	31,287
rights 12/31/99 (a)(c)	66,222	1
Mersana Therapeutics, Inc. (a)	20,842	51,271
Merus B.V. (a)	16,443	263,088
Mustang Bio, Inc. (a)(b)	16,234	63,962
Mylan NV (a)	223,262	4,346,911
MYnd Analytics, Inc. (a)(b)	1,539	5,387
MyoKardia, Inc. (a)(b)	25,345	1,362,801
Nabriva Therapeutics PLC (a)(b)	62,669	126,591
Nektar Therapeutics (a)(b)	96,260	1,691,288
Neos Therapeutics, Inc. (a)(b)	56,543	107,997
NGM Biopharmaceuticals, Inc. (b)	3,444	61,062
Novan, Inc. (a)(b)	19,649	42,245
Novus Therapeutics, Inc. (a)(b)	4,977	3,508
ObsEva SA (a)	13,125	127,706
Ocular Therapeutix, Inc. (a)(b)	2,864	12,287
Odonate Therapeutics, Inc. (a)(b)	14,695	452,753
Omeros Corp. (a)(b)	31,699	586,115
Onconova Therapeutics, Inc. (a)(b)	21,720	52,128
Oramed Pharmaceuticals, Inc. (a)	16,957	56,297
Orchard Therapeutics PLC ADR (a)	5,320	78,736
Osmotica Pharmaceuticals PLC	16,911	51,748
Outlook Therapeutics, Inc. (a)(b)	25,028	38,293
Pacira Biosciences, Inc. (a)	23,041	858,047
Paratek Pharmaceuticals, Inc. (a)(b)	30,126	112,671
Phibro Animal Health Corp. Class A	13,881	286,643
ProPhase Labs, Inc.	1,566	3,210
Provention Bio, Inc. (a)(b)	17,016	157,228
Pulmatrix, Inc. (a)(b)	28,209	24,993
Reata Pharmaceuticals, Inc. (a)(b)	14,994	1,156,037
RedHill Biopharma Ltd. sponsored ADR (a)	16,864	128,841
resTORbio, Inc. (a)(b)	24,069	231,544
Revance Therapeutics, Inc. (a)(b)	36,768	389,741
Rhythm Pharmaceuticals, Inc. (a)(b)	17,832	401,577
Sanofi SA sponsored ADR	120,850	5,190,508
SCYNEXIS, Inc. (a)(b)	74,353	81,788
Seelos Therapeutics, Inc.	17,345	23,329
Seelos Therapeutics, Inc. rights (b)(c)	2,932	0
SIGA Technologies, Inc. (a)	32,227	161,780
Spero Therapeutics, Inc. (a)	2,790	27,761
Strongbridge Biopharma PLC (a)(b)	47,608	123,305
Supernus Pharmaceuticals, Inc. (a)	28,417	768,112
Sutro Biopharma, Inc. (a)	2,538	20,482
Tetraphase Pharmaceuticals, Inc. (a)	84,358	21,933
TherapeuticsMD, Inc. (a)(b)	130,336	376,671
Theravance Biopharma, Inc. (a)(b)	37,687	830,245
Tilray, Inc. Class 2 (a)(b)	36,775	944,014
Titan Pharmaceuticals, Inc. (a)(b)	28,491	11,881
Tricida, Inc. (a)(b)	28,570	996,807
Turning Point Therapeutics, Inc. (b)	8,362	455,980
UroGen Pharma Ltd. (a)(b)	11,085	376,336
Urovant Sciences Ltd. (a)(b)	4,187	36,929
Verrica Pharmaceuticals, Inc. (a)(b)	1,110	11,000
VIVUS, Inc. (a)(b)	10,397	42,108
WAVE Life Sciences (a)(b)	19,484	448,132
Xeris Pharmaceuticals, Inc. (a)(b)	22,300	258,457
Zogenix, Inc. (a)(b)	23,613	1,008,039
Zynerba Pharmaceuticals, Inc. (a)(b)	10,986	117,440
		48,682,938

TOTAL HEALTH CARE		633,369,460

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	13,397	690,347
Arotech Corp. (a)(b)	12,878	30,521
Astronics Corp. (a)(b)	16,075	442,223
Astrotech Corp. (a)(b)	716	1,611
Axon Enterprise, Inc. (a)(b)	32,964	1,976,851
Elbit Systems Ltd. (b)	24,467	3,792,874
Kratos Defense & Security Solutions, Inc. (a)	59,238	1,182,983
Mercury Systems, Inc. (a)	26,903	2,303,704
RADA Electronic Industries Ltd. (a)(b)	37,947	184,802
TAT Technologies Ltd. (a)	4,822	24,014
		10,629,930
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	33,127	669,165
Atlas Air Worldwide Holdings, Inc. (a)(b)	14,482	374,360
C.H. Robinson Worldwide, Inc. (b)	76,418	6,456,557
Echo Global Logistics, Inc. (a)	16,109	322,824
Expeditors International of Washington, Inc.	96,038	6,828,302
Forward Air Corp.	15,404	959,669
Hub Group, Inc. Class A (a)	19,096	822,274
		16,433,151
Airlines - 0.4%
Allegiant Travel Co.	9,085	1,289,979
American Airlines Group, Inc. (b)	205,698	5,411,914
Hawaiian Holdings, Inc. (b)	28,263	689,900
JetBlue Airways Corp. (a)(b)	166,852	2,889,877
Ryanair Holdings PLC sponsored ADR (a)	56,237	3,222,380
SkyWest, Inc.	28,791	1,648,573
United Continental Holdings, Inc. (a)	117,627	9,917,132
		25,069,755
Building Products - 0.1%
AAON, Inc. (b)	28,942	1,388,348
American Woodmark Corp. (a)	9,820	808,873
Apogee Enterprises, Inc.	14,782	545,899
Builders FirstSource, Inc. (a)	64,810	1,260,555
Caesarstone Sdot-Yam Ltd.	18,101	271,334
China Ceramics Co. Ltd. (a)(b)	10,848	8,136
CSW Industrials, Inc.	8,084	551,410
Gibraltar Industries, Inc. (a)	18,018	725,585
Insteel Industries, Inc. (b)	13,739	256,919
Patrick Industries, Inc. (a)	13,038	471,193
Universal Forest Products, Inc.	34,940	1,366,154
		7,654,406
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	25,677	1,168,304
CECO Environmental Corp. (a)	21,695	150,780
China Recycling Energy Corp. (a)	32,325	12,943
Cimpress NV (a)(b)	17,164	1,968,539
Cintas Corp.	46,150	12,174,370
Copart, Inc. (a)	127,678	9,625,644
Fuel Tech, Inc. (a)	39,532	34,393
Healthcare Services Group, Inc. (b)	41,308	931,495
Heritage-Crystal Clean, Inc. (a)	16,899	414,026
Herman Miller, Inc.	33,182	1,402,935
Hudson Technologies, Inc. (a)(b)	45,365	22,864
Industrial Services of America, Inc. (a)	694	798
Interface, Inc.	31,344	346,351
Kimball International, Inc. Class B	29,221	512,829
Matthews International Corp. Class A	16,846	493,756
McGrath RentCorp.	12,871	824,130
Mobile Mini, Inc.	25,153	786,283
Odyssey Marine Exploration, Inc. (a)(b)	4,993	22,968
Performant Financial Corp. (a)	18,514	22,032
Perma-Fix Environmental Services, Inc. (a)	5,364	21,456
PICO Holdings, Inc. (a)	19,423	187,043
Pointer Telocation Ltd. (a)	3,830	55,344
SP Plus Corp. (a)	16,607	573,108
Stericycle, Inc. (a)(b)	50,885	2,284,228
Tetra Tech, Inc.	31,814	2,580,752
U.S. Ecology, Inc.	13,844	838,531
Virco Manufacturing Co.	609	2,649
VSE Corp.	8,808	280,447
		37,738,998
Construction & Engineering - 0.0%
Aegion Corp. (a)	23,002	454,059
Great Lakes Dredge & Dock Corp. (a)	35,442	384,191
Ies Holdings, Inc. (a)	13,864	261,614
Limbach Holdings, Inc. (a)	6,648	32,176
MYR Group, Inc. (a)	11,190	320,817
Northwest Pipe Co. (a)	8,243	189,589
NV5 Holdings, Inc. (a)	7,172	442,728
Primoris Services Corp.	28,950	565,683
Sterling Construction Co., Inc. (a)	15,145	169,473
		2,820,330
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	6,381	205,532
American Superconductor Corp. (a)(b)	13,822	106,015
Ballard Power Systems, Inc. (a)(b)	120,039	540,960
Broadwind Energy, Inc. (a)	6,588	12,781
Encore Wire Corp.	10,986	593,134
Energous Corp. (a)(b)	13,422	48,856
Energy Focus, Inc. (a)(b)	18,505	7,402
FuelCell Energy, Inc. (a)	6,351	2,128
Highpower International, Inc. (a)	15,239	68,576
Hydrogenics Corp. (a)	12,364	185,336
Ideal Power, Inc. (a)(b)	916	3,618
LSI Industries, Inc.	17,145	76,638
Orion Energy Systems, Inc. (a)	11,781	30,513
Pioneer Power Solutions, Inc. (a)(b)	3,776	21,070
Plug Power, Inc. (a)(b)	113,048	245,314
Polar Power, Inc. (a)(b)	5,654	19,563
Powell Industries, Inc.	6,368	231,286
Preformed Line Products Co.	3,095	158,619
Revolution Lighting Technologies, Inc. (a)(b)	19,091	6,109
Sunrun, Inc. (a)	63,580	974,681
TPI Composites, Inc. (a)(b)	17,956	316,744
Ultralife Corp. (a)	12,841	110,047
Vicor Corp. (a)	15,946	486,194
		4,451,116
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	109,798	7,408,071
Raven Industries, Inc.	20,117	586,813
		7,994,884
Machinery - 0.5%
Altra Industrial Motion Corp.	36,081	937,745
Astec Industries, Inc.	13,073	360,815
Blue Bird Corp. (a)(b)	17,587	320,787
Chart Industries, Inc. (a)	17,617	1,107,052
Columbus McKinnon Corp. (NY Shares)	12,176	394,137
Commercial Vehicle Group, Inc. (a)	24,542	155,842
Eastern Co.	4,547	100,307
Energy Recovery, Inc. (a)(b)	35,074	339,166
ExOne Co. (a)(b)	20,871	171,560
Franklin Electric Co., Inc.	26,553	1,217,455
FreightCar America, Inc. (a)	6,576	27,488
Gencor Industries, Inc. (a)	8,433	96,474
Hebron Technology Co. Ltd. (a)(b)	4,198	13,350
Hurco Companies, Inc.	4,416	140,915
Jason Industries, Inc. (a)	14,677	7,407
Kornit Digital Ltd. (a)(b)	18,114	510,996
L.B. Foster Co. Class A (a)	5,419	107,892
Lincoln Electric Holdings, Inc.	35,384	2,921,303
LiqTech International, Inc. (a)(b)	5,548	37,560
Manitex International, Inc. (a)	10,479	58,892
MFRI, Inc. (a)	4,058	33,276
Middleby Corp. (a)(b)	30,948	3,393,758
NN, Inc.	21,557	138,396
Nordson Corp. (b)	32,023	4,353,847
Omega Flex, Inc. (b)	6,310	531,302
PACCAR, Inc.	151,166	9,910,443
Park-Ohio Holdings Corp.	7,531	204,768
RBC Bearings, Inc. (a)	13,843	2,208,374
Spartan Motors, Inc.	23,588	297,445
Sun Hydraulics Corp. (b)	17,927	767,096
Taylor Devices, Inc. (a)	1,597	17,807
TriMas Corp. (a)	25,565	751,100
Twin Disc, Inc. (a)	9,749	98,562
Westport Fuel Systems, Inc. (a)(b)	70,640	187,902
Woodward, Inc.	34,370	3,706,805
		35,628,024
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	67,219	309,207
EuroDry Ltd. (a)	54	406
Euroseas Ltd. (a)	273	188
Golden Ocean Group Ltd. (b)	71,759	444,906
Seanergy Martime Holdings Corp. (a)	6,401	4,033
Star Bulk Carriers Corp. (a)(b)	51,696	541,257
		1,299,997
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	19,924	1,433,133
Acacia Research Corp. (a)	44,233	115,448
Barrett Business Services, Inc.	5,442	474,161
CoStar Group, Inc. (a)	20,391	12,537,814
CRA International, Inc.	5,134	199,661
Exponent, Inc.	30,734	2,178,733
Forrester Research, Inc.	13,856	483,159
Heidrick & Struggles International, Inc.	9,964	264,544
Hudson Global, Inc. (a)	1,283	15,896
Huron Consulting Group, Inc. (a)	14,055	860,307
ICF International, Inc.	10,532	891,639
InnerWorkings, Inc. (a)(b)	42,664	180,895
Kelly Services, Inc. Class A (non-vtg.) (b)	20,284	491,076
Kforce, Inc.	14,214	462,524
Lightbridge Corp. (a)(b)	19,342	13,346
RCM Technologies, Inc. (a)	3,957	13,256
Resources Connection, Inc.	24,682	408,487
Spherix, Inc. (a)	4,137	8,398
Verisk Analytics, Inc.	71,077	11,481,779
Willdan Group, Inc. (a)	7,660	276,909
		32,791,165
Road & Rail - 0.9%
AMERCO	10,930	3,843,207
ArcBest Corp.	13,492	399,498
Avis Budget Group, Inc. (a)	42,620	1,055,697
China Bat Group, Inc. (a)	16,515	5,615
Covenant Transport Group, Inc. Class A (a)	8,404	120,850
CSX Corp.	363,059	24,332,214
Daseke, Inc. (a)(b)	31,805	55,977
Heartland Express, Inc. (b)	46,571	957,965
J.B. Hunt Transport Services, Inc.	47,202	5,099,704
Landstar System, Inc.	23,422	2,612,021
Lyft, Inc. (b)	152,730	7,479,188
Marten Transport Ltd.	28,573	562,031
Old Dominion Freight Lines, Inc. (b)	45,410	7,436,342
P.A.M. Transportation Services, Inc. (a)	3,246	187,262
Patriot Transportation Holding, Inc. (a)	1,759	32,102
Saia, Inc. (a)	14,277	1,221,255
U.S.A. Truck, Inc. (a)(b)	8,729	75,768
Universal Logistics Holdings, Inc.	19,143	401,046
Werner Enterprises, Inc. (b)	40,295	1,316,841
YRC Worldwide, Inc. (a)(b)	25,116	54,753
		57,249,336
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)(b)	38,147	1,216,126
BMC Stock Holdings, Inc. (a)	36,928	939,079
DXP Enterprises, Inc. (a)	11,467	372,104
Fastenal Co.	249,744	7,647,161
General Finance Corp. (a)	18,913	156,411
H&E Equipment Services, Inc.	18,782	456,215
HD Supply Holdings, Inc. (a)	98,710	3,840,806
Houston Wire & Cable Co. (a)	7,080	32,002
Huttig Building Products, Inc. (a)(b)	16,567	37,276
Lawson Products, Inc. (a)	4,692	171,023
Rush Enterprises, Inc.:
Class A	19,790	714,617
Class B	4,471	166,232
Titan Machinery, Inc. (a)	11,661	175,615
Transcat, Inc. (a)	3,442	79,958
Willis Lease Finance Corp. (a)	3,362	207,671
		16,212,296
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	4,198	196,382

TOTAL INDUSTRIALS		256,169,770

INFORMATION TECHNOLOGY - 32.8%
Communications Equipment - 1.7%
Acacia Communications, Inc. (a)	22,632	1,426,948
ADTRAN, Inc.	25,196	258,763
Applied Optoelectronics, Inc. (a)(b)	10,366	92,257
AudioCodes Ltd.	20,574	359,016
Aviat Networks, Inc. (a)	2,287	32,567
CalAmp Corp. (a)	25,327	243,139
Ceragon Networks Ltd. (a)(b)	36,506	81,773
Cisco Systems, Inc.	1,907,615	89,295,458
Clearfield, Inc. (a)	10,561	112,897
ClearOne, Inc. (a)(b)	3,124	6,998
CommScope Holding Co., Inc. (a)	106,669	1,145,625
Communications Systems, Inc.	2,071	9,382
Comtech Telecommunications Corp.	12,403	331,780
Dasan Zhone Solutions, Inc. (a)	3,200	34,144
Digi International, Inc. (a)	19,090	243,970
EchoStar Holding Corp. Class A (a)	26,004	1,098,669
EMCORE Corp. (a)	13,673	38,968
EXFO, Inc. (sub. vtg.) (a)	11,624	42,344
Extreme Networks, Inc. (a)	60,885	406,712
F5 Networks, Inc. (a)	33,263	4,281,946
Finisar Corp. (a)	65,482	1,480,548
Gilat Satellite Networks Ltd. (b)	23,036	184,518
Harmonic, Inc. (a)	67,463	444,581
Infinera Corp. (a)	98,666	525,890
InterDigital, Inc.	18,494	909,350
Ituran Location & Control Ltd.	11,982	308,417
KVH Industries, Inc. (a)	9,269	86,202
Lantronix, Inc. (a)	8,577	28,133
Lumentum Holdings, Inc. (a)	42,467	2,367,960
NETGEAR, Inc. (a)	16,467	571,734
NetScout Systems, Inc. (a)	51,307	1,136,450
PC-Tel, Inc.	8,979	61,237
Radcom Ltd. (a)(b)	13,668	129,163
Radware Ltd. (a)	22,995	562,228
Resonant, Inc. (a)(b)	46,660	155,378
Sierra Wireless, Inc. (a)(b)	18,794	202,975
Silicom Ltd. (a)(b)	3,732	114,199
Sonus Networks, Inc. (a)	61,452	317,707
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	182,398	1,430,000
Tessco Technologies, Inc.	7,463	110,303
UTStarcom Holdings Corp. (a)	21,290	61,741
ViaSat, Inc. (a)(b)	33,741	2,676,674
Viavi Solutions, Inc. (a)	129,272	1,795,588
Westell Technologies, Inc. Class A (a)	4,115	5,679
Wi-Lan, Inc.	61,937	87,458
		115,297,469
Electronic Equipment & Components - 1.0%
Akoustis Technologies, Inc. (a)(b)	17,133	125,414
Applied DNA Sciences, Inc. (a)(b)	6,250	1,906
Avnet, Inc.	62,191	2,605,181
Bel Fuse, Inc.:
Class A	1,125	11,014
Class B (non-vtg.)	5,258	57,838
Cardtronics PLC (a)(b)	26,764	792,750
Casa Systems, Inc. (a)	47,588	274,107
CBAK Energy Technology, Inc. (a)	782	478
CDW Corp.	82,093	9,481,742
ClearSign Combustion Corp. (a)(b)	23,777	32,099
Coda Octopus Group, Inc. (a)(b)	2,615	23,221
Cognex Corp. (b)	95,341	4,297,972
Coherent, Inc. (a)(b)	13,625	1,975,080
Daktronics, Inc.	31,984	231,244
Data I/O Corp. (a)	15,054	55,549
Deswell Industries, Inc.	1,530	4,055
Digital Ally, Inc. (a)(b)	14,670	17,751
ePlus, Inc. (a)	7,202	588,547
FARO Technologies, Inc. (a)	8,942	440,304
Flextronics International Ltd. (a)	290,666	2,799,114
FLIR Systems, Inc.	76,554	3,771,816
Frequency Electronics, Inc. (a)	4,423	47,901
Hollysys Automation Technologies Ltd. (b)	31,795	497,592
I. D. Systems Inc. (a)(b)	7,502	40,586
Identiv, Inc. (a)	5,445	26,408
II-VI, Inc. (a)(b)	35,452	1,329,805
Insight Enterprises, Inc. (a)	19,973	959,902
IPG Photonics Corp. (a)(b)	29,609	3,663,522
Iteris, Inc. (a)	15,658	85,180
Itron, Inc. (a)	22,624	1,571,237
KEY Tronic Corp. (a)	4,924	25,112
Kimball Electronics, Inc. (a)	15,945	210,633
LightPath Technologies, Inc. Class A (a)	12,016	9,372
Littelfuse, Inc.	13,789	2,152,049
LRAD Corp. (a)	17,031	62,674
Luna Innovations, Inc. (a)	10,388	66,172
Magal Security Systems Ltd. (a)(b)	11,406	49,388
MicroVision, Inc. (a)(b)	49,848	30,248
MTS Systems Corp.	11,884	675,843
Napco Security Technolgies, Inc. (a)	11,834	408,036
National Instruments Corp.	74,124	3,113,208
Neonode, Inc. (a)(b)	2,017	5,043
Novanta, Inc. (a)	19,467	1,460,025
OSI Systems, Inc. (a)	10,117	1,062,386
PC Connection, Inc.	13,938	491,036
PC Mall, Inc. (a)	17,180	601,300
Perceptron, Inc. (a)	6,131	28,387
Plexus Corp. (a)	19,194	1,098,089
Research Frontiers, Inc. (a)(b)	12,098	54,441
Richardson Electronics Ltd.	6,648	39,223
Sanmina Corp. (a)	39,232	1,133,805
ScanSource, Inc. (a)	15,799	446,480
SGOCO Technology Ltd. (a)(b)	500	510
Supercom Ltd. (a)	7,335	7,115
Tech Data Corp. (a)	20,644	1,914,318
Trimble, Inc. (a)	139,789	5,244,883
TTM Technologies, Inc. (a)	58,843	627,266
Wayside Technology Group, Inc.	2,644	36,249
Zebra Technologies Corp. Class A (a)	30,144	6,180,424
		63,043,030
Internet Software & Services - 0.0%
AGM Group Holdings, Inc. (a)(b)	2,452	42,861
Aurora Mobile Ltd. ADR (a)	8,728	32,032
My Size, Inc. (a)(b)	46,419	20,434
Sohu.Com Ltd. ADR (a)(b)	28,762	314,369
Uxin Ltd. ADR (a)(b)	103,512	282,588
Yatra Online, Inc. (a)	56,191	228,135
		920,419
IT Services - 3.3%
21Vianet Group, Inc. ADR (a)	34,836	273,463
3PEA International, Inc. (a)(b)	29,164	387,590
Akamai Technologies, Inc. (a)	91,125	8,121,971
Alithya Group, Inc. (a)	7,200	20,016
ALJ Regional Holdings, Inc. (a)	15,043	24,069
Amdocs Ltd.	77,592	5,023,306
Automatic Data Processing, Inc.	189,615	32,204,212
Brightcove, Inc. (a)	29,726	366,522
Carbonite, Inc. (a)	17,700	213,285
Cass Information Systems, Inc.	10,791	546,025
China Customer Relations Centers, Inc. (a)(b)	7,958	80,933
China Information Technology, Inc. (a)(b)	20,266	10,538
Cognizant Technology Solutions Corp. Class A	251,983	15,469,236
Computer Task Group, Inc. (a)	19,062	96,454
CSG Systems International, Inc. (b)	17,701	953,730
CSP, Inc.	2,505	34,193
Endurance International Group Holdings, Inc. (a)	87,857	442,799
Euronet Worldwide, Inc. (a)	28,831	4,415,179
Exela Technologies, Inc. (a)	87,567	100,702
ExlService Holdings, Inc. (a)	18,932	1,281,696
Fiserv, Inc. (a)	318,736	34,085,628
Hackett Group, Inc.	15,503	250,063
Information Services Group, Inc. (a)	21,642	57,568
Innodata, Inc. (a)	162	207
Internap Network Services Corp. (a)(b)	11,104	24,429
Jack Henry & Associates, Inc. (b)	43,186	6,260,243
Limelight Networks, Inc. (a)	58,347	141,783
ManTech International Corp. Class A	14,305	1,005,355
Marathon Patent Group, Inc. (a)(b)	9,296	15,524
ModusLink Global Solutions, Inc. (a)	31,319	54,808
MoneyGram International, Inc. (a)(b)	47,439	203,039
MongoDB, Inc. Class A (a)(b)	19,674	2,996,547
Net 1 UEPS Technologies, Inc. (a)	36,698	114,865
NIC, Inc.	37,287	776,315
Okta, Inc. (a)	56,105	7,097,283
Paychex, Inc.	156,186	12,760,396
PayPal Holdings, Inc. (a)	511,435	55,771,987
Perficient, Inc. (a)	17,917	660,062
PFSweb, Inc. (a)	12,471	26,563
Presidio, Inc.	53,683	860,002
PRG-Schultz International, Inc. (a)	12,252	66,038
QIWI PLC Class B sponsored ADR	23,733	576,712
Sabre Corp.	153,068	3,618,528
ServiceSource International, Inc. (a)	52,351	48,163
Sykes Enterprises, Inc. (a)	26,201	759,829
Ttec Holdings, Inc.	25,550	1,198,551
Tucows, Inc. (a)(b)	5,567	280,911
U.S.A. Technologies, Inc. (a)(b)	31,076	255,755
VeriSign, Inc. (a)	53,503	10,906,587
Verra Mobility Corp. (a)(b)	35,640	496,109
Virtusa Corp. (a)	16,798	607,080
Wix.com Ltd. (a)	26,770	3,754,493
		215,797,342
Semiconductors & Semiconductor Equipment - 7.9%
Adesto Technologies Corp. (a)	15,552	158,630
Advanced Energy Industries, Inc. (a)	23,294	1,202,902
Advanced Micro Devices, Inc. (a)(b)	487,874	15,343,637
Alpha & Omega Semiconductor Ltd. (a)	13,400	157,852
Ambarella, Inc. (a)(b)	17,500	977,725
Amkor Technology, Inc. (a)	137,406	1,202,303
Amtech Systems, Inc. (a)	7,143	36,215
Analog Devices, Inc.	160,244	17,599,599
Applied Materials, Inc.	427,874	20,546,509
ASML Holding NV	32,340	7,199,207
Atomera, Inc. (a)(b)	6,089	24,843
Axcelis Technologies, Inc. (a)	16,834	257,729
AXT, Inc. (a)	19,692	66,756
Broadcom, Inc.	175,981	49,739,270
Brooks Automation, Inc. (b)	38,897	1,296,437
Cabot Microelectronics Corp.	16,145	2,012,474
Camtek Ltd.	18,904	170,892
Canadian Solar, Inc. (a)	30,896	722,657
Ceva, Inc. (a)	11,720	368,125
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	4,820	93,894
Cirrus Logic, Inc. (a)	33,116	1,776,342
Cohu, Inc.	21,267	253,503
Cree, Inc. (a)(b)	57,227	2,456,755
CVD Equipment Corp. (a)	3,218	11,907
CyberOptics Corp. (a)(b)	5,253	71,861
Cypress Semiconductor Corp.	202,066	4,649,539
Diodes, Inc. (a)	28,211	1,031,112
DSP Group, Inc.(a)	21,373	295,802
Enphase Energy, Inc. (a)(b)	59,343	1,760,707
Entegris, Inc.	75,648	3,240,004
First Solar, Inc. (a)(b)	58,472	3,629,357
FormFactor, Inc. (a)	41,778	713,986
GSI Technology, Inc. (a)	9,353	78,565
Himax Technologies, Inc. sponsored ADR (a)(b)	56,996	104,873
Ichor Holdings Ltd. (a)	13,558	288,243
Intel Corp.	1,962,909	93,061,516
Intermolecular, Inc. (a)	16,622	19,697
KLA-Tencor Corp.	74,089	10,957,763
Kopin Corp. (a)(b)	69,037	64,011
Kulicke & Soffa Industries, Inc.	36,135	752,692
Lam Research Corp.	70,283	14,795,274
Lattice Semiconductor Corp. (a)	82,938	1,633,049
MACOM Technology Solutions Holdings, Inc. (a)	35,418	695,610
Marvell Technology Group Ltd. (b)	367,769	8,815,423
Maxim Integrated Products, Inc.	120,009	6,545,291
Mellanox Technologies Ltd. (a)	30,073	3,219,315
Microchip Technology, Inc. (b)	102,614	8,858,667
Micron Technology, Inc. (a)	480,063	21,732,452
MKS Instruments, Inc. (b)	30,119	2,358,017
Monolithic Power Systems, Inc. (b)	23,524	3,541,773
Nanometrics, Inc. (a)	12,588	343,527
Nova Measuring Instruments Ltd. (a)(b)	14,705	407,329
NVE Corp.	3,557	228,359
NVIDIA Corp.	263,662	44,166,022
NXP Semiconductors NV	145,914	14,903,656
O2Micro International Ltd. sponsored ADR (a)	13,662	17,761
ON Semiconductor Corp. (a)(b)	229,033	4,076,787
PDF Solutions, Inc. (a)	23,680	277,293
Photronics, Inc. (a)	36,838	397,850
Pixelworks, Inc. (a)	39,202	123,486
Power Integrations, Inc.	16,158	1,438,385
Qorvo, Inc. (a)	68,573	4,898,169
Qualcomm, Inc.	526,546	40,949,482
QuickLogic Corp. (a)(b)	50,325	19,249
Rambus, Inc. (a)	61,561	771,975
Rubicon Technology, Inc. (a)	229	2,095
SemiLEDs Corp. (a)(b)	5,650	14,408
Semtech Corp. (a)	37,146	1,559,018
Silicon Laboratories, Inc. (a)(b)	23,698	2,583,082
Silicon Motion Technology Corp. sponsored ADR	20,181	651,241
Skyworks Solutions, Inc.	78,695	5,923,373
SMART Global Holdings, Inc.(a)	11,675	331,687
SolarEdge Technologies, Inc. (a)	26,381	2,161,132
SunPower Corp. (a)	74,111	927,870
Synaptics, Inc. (a)(b)	18,324	586,734
Teradyne, Inc.	99,420	5,266,277
Texas Instruments, Inc.	420,198	51,999,503
Tower Semiconductor Ltd. (a)	58,385	1,111,067
Ultra Clean Holdings, Inc. (a)	20,395	243,516
Universal Display Corp.	26,182	5,379,616
Veeco Instruments, Inc. (a)(b)	25,984	240,612
Xilinx, Inc.	110,112	11,458,255
Xperi Corp.	29,018	531,610
		520,581,188
Software - 12.0%
2U, Inc. (a)(b)	32,420	579,670
ACI Worldwide, Inc. (a)	65,452	1,949,161
Adobe, Inc. (a)	212,117	60,349,408
Agilysys, Inc. (a)	26,463	721,117
Alarm.com Holdings, Inc. (a)	26,659	1,268,968
Allot Ltd. (a)	21,262	163,292
Altair Engineering, Inc. Class A (a)	21,670	744,581
American Software, Inc. Class A	21,038	331,559
ANSYS, Inc. (a)	46,862	9,679,815
AppFolio, Inc. (a)(b)	10,046	992,243
Appian Corp. Class A (a)(b)	6,095	362,470
Aspen Technology, Inc. (a)	38,690	5,153,508
Asure Software, Inc. (a)(b)	8,060	51,906
Atlassian Corp. PLC (a)	64,285	8,646,975
AudioEye, Inc. (a)(b)	1,728	6,998
Autodesk, Inc. (a)	95,091	13,580,897
Aware, Inc. (a)	11,224	33,111
Benefitfocus, Inc. (a)(b)	20,346	531,438
Bilibili, Inc. ADR (a)(b)	57,632	809,730
Blackbaud, Inc. (b)	27,006	2,456,736
BlackLine, Inc. (a)	30,809	1,569,102
Bottomline Technologies, Inc. (a)	24,163	996,482
BroadVision, Inc. (a)	599	833
BSQUARE Corp. (a)(b)	4,329	5,628
Cadence Design Systems, Inc. (a)	122,955	8,419,958
Carbon Black, Inc. (a)	38,160	995,976
Cardlytics, Inc. (a)	5,974	224,443
CDK Global, Inc.	69,325	2,992,067
Check Point Software Technologies Ltd. (a)(b)	68,403	7,367,003
Citrix Systems, Inc.	58,287	5,419,525
CommVault Systems, Inc. (a)	25,608	1,110,619
Cornerstone OnDemand, Inc. (a)	33,471	1,746,182
CounterPath Corp. (a)(b)	17,127	19,525
Coupa Software, Inc. (a)(b)	33,141	4,604,279
Crowdstrike Holdings, Inc. (b)	9,840	799,795
CyberArk Software Ltd. (a)(b)	19,514	2,192,203
Descartes Systems Group, Inc. (Canada) (a)	45,955	1,629,860
Digimarc Corp. (a)(b)	9,497	375,511
Digital Turbine, Inc. (a)(b)	70,098	533,446
DocuSign, Inc. (a)(b)	91,817	4,286,936
Domo, Inc. Class B (a)	16,775	416,523
Dropbox, Inc. Class A (a)	132,672	2,374,829
Ebix, Inc. (b)	17,154	607,595
eGain Communications Corp. (a)	19,235	138,107
Everbridge, Inc. (a)(b)	18,345	1,581,339
Evolving Systems, Inc. (a)	7,319	5,855
FireEye, Inc. (a)(b)	99,351	1,334,284
Five9, Inc. (a)	34,023	2,150,594
Forescout Technologies, Inc. (a)	21,926	785,609
Fortinet, Inc. (a)	95,459	7,558,444
HyreCar, Inc. (a)(b)	3,092	9,060
Ideanomics, Inc. (a)(b)	109,229	174,766
Innovate Biopharmaceuticals, Inc. (a)(b)	32,567	28,008
Inseego Corp. (a)(b)	47,483	210,825
Intuit, Inc.	112,536	32,450,881
j2 Global, Inc. (b)	27,504	2,326,838
LivePerson, Inc. (a)(b)	35,362	1,405,286
LogMeIn, Inc.	28,371	1,896,318
Magic Software Enterprises Ltd.	23,096	218,257
Manhattan Associates, Inc. (a)	36,121	2,984,678
Materialise NV ADR (a)(b)	17,134	336,854
Microsoft Corp.	3,438,822	474,075,955
MicroStrategy, Inc. Class A (a)	5,388	772,047
Mimecast Ltd. (a)	33,843	1,385,194
Mitek Systems, Inc. (a)	30,316	307,404
MobileIron, Inc. (a)	72,399	499,553
Monotype Imaging Holdings, Inc.	27,873	550,492
NetSol Technologies, Inc. (a)	5,108	25,693
NICE Systems Ltd. sponsored ADR (a)(b)	23,386	3,583,905
Nuance Communications, Inc. (a)	160,392	2,696,190
Nutanix, Inc. Class A (a)(b)	80,918	1,960,643
NXT-ID, Inc. (a)	34,241	14,094
Onespan, Inc. (a)	24,175	326,363
Open Text Corp.	150,279	5,879,550
Opera Ltd. ADR (a)	1,040	14,154
Parametric Technology Corp. (a)	65,927	4,316,241
Park City Group, Inc. (a)(b)	9,653	58,883
Paylocity Holding Corp. (a)	29,509	3,222,973
Pegasystems, Inc.	42,409	2,974,991
Pluralsight, Inc. (a)(b)	53,091	854,765
Progress Software Corp.	25,286	955,305
Proofpoint, Inc. (a)(b)	26,293	2,987,148
QAD, Inc. Class A	11,878	481,297
Qualys, Inc. (a)(b)	22,053	1,755,860
Qumu Corp. (a)	2,780	8,785
Qutoutiao, Inc. ADR (b)	18,799	87,227
Rapid7, Inc. (a)	26,447	1,419,939
RealPage, Inc. (a)(b)	44,359	2,824,338
Red Violet, Inc. (a)(b)	13,190	178,725
Rimini Street, Inc. (a)	3,161	15,078
Riot Blockchain, Inc. (a)(b)	50,376	92,692
RumbleON, Inc. Class B (a)(b)	2,665	9,621
Sapiens International Corp. NV	29,782	558,413
SeaChange International, Inc. (a)	24,750	57,420
SecureWorks Corp. (a)(b)	19,240	232,227
SharpSpring, Inc. (a)(b)	7,519	87,220
ShotSpotter, Inc. (a)(b)	8,669	236,057
SITO Mobile Ltd. (a)(b)	29,695	23,756
Smith Micro Software, Inc. (a)	40,199	248,430
Sphere 3D Corp. (a)(b)	12,002	15,363
Splunk, Inc. (a)	82,496	9,224,703
SPS Commerce, Inc. (a)	20,954	1,059,015
SS&C Technologies Holdings, Inc.	140,035	6,527,031
StoneCo Ltd. Class A (a)(b)	81,340	2,446,707
Super League Gaming, Inc. (b)	2,228	10,628
Support.com, Inc. (a)	16,704	27,228
SurveyMonkey	74,642	1,249,507
Symantec Corp.	277,706	6,456,665
Synacor, Inc. (a)	19,246	28,099
Synchronoss Technologies, Inc. (a)	16,012	127,456
Synopsys, Inc. (a)	64,862	9,198,080
Talend SA ADR (a)(b)	16,712	680,011
TeleNav, Inc. (a)	34,719	393,019
Tenable Holdings, Inc. (a)	57,300	1,306,440
The Trade Desk, Inc. (a)(b)	21,659	5,323,132
TiVo Corp.	64,768	487,703
Upland Software, Inc. (a)(b)	13,837	525,806
Upwork, Inc. (b)	59,490	860,225
Varonis Systems, Inc. (a)	15,211	1,039,216
Verint Systems, Inc. (a)	34,844	1,856,837
Veritone, Inc. (a)(b)	13,641	61,930
Workday, Inc. Class A (a)	70,752	12,542,915
Xunlei Ltd. sponsored ADR (a)(b)	19,309	48,659
Zix Corp. (a)	44,061	323,848
Zoom Video Communications, Inc. Class A (b)	13,014	1,192,993
Zscaler, Inc. (a)(b)	69,583	4,783,135
		796,272,885
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	2,074,697	433,072,252
Astro-Med, Inc.	3,663	60,183
Avid Technology, Inc. (a)	21,480	160,241
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	356	160
CPI Card Group (a)(b)	1,132	3,260
Cray, Inc. (a)	22,950	801,644
Everspin Technologies, Inc. (a)(b)	17,264	116,705
Immersion Corp. (a)	16,408	134,710
Intevac, Inc. (a)	24,594	119,773
Logitech International SA (b)	92,137	3,753,661
NetApp, Inc.	131,932	6,340,652
On Track Innovations Ltd. (a)	22,179	8,650
Seagate Technology LLC	157,253	7,895,673
Stratasys Ltd. (a)(b)	30,177	718,816
Transact Technologies, Inc.	5,746	68,148
Western Digital Corp.	129,175	7,397,852
		460,652,380

TOTAL INFORMATION TECHNOLOGY		2,172,564,713

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	15,464	6,696
Advanced Emissions Solutions, Inc.	9,725	122,730
AgroFresh Solutions, Inc. (a)(b)	31,402	50,871
Amyris, Inc. (a)(b)	32,836	124,120
Balchem Corp.	17,987	1,597,066
Fuwei Films Holdings Co. Ltd. (a)(b)	5,412	20,566
Gulf Resources, Inc. (a)	18,051	12,638
Hawkins, Inc.	5,991	265,701
Innophos Holdings, Inc.	10,285	288,906
Innospec, Inc.	13,670	1,137,071
Marrone Bio Innovations, Inc. (a)(b)	67,680	92,722
Methanex Corp.	44,064	1,428,423
Northern Technologies International Corp.	4,760	52,360
Tantech Holdings Ltd. (a)(b)	31,503	46,939
		5,246,809
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)(b)	8,694	26,951
Tecnoglass, Inc.	18,608	133,419
U.S. Concrete, Inc. (a)(b)	10,081	408,482
United States Lime & Minerals, Inc.	2,950	227,652
		796,504
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	61,572	1,832,383
UFP Technologies, Inc. (a)	5,073	211,950
		2,044,333
Metals & Mining - 0.2%
Century Aluminum Co. (a)(b)	46,076	253,879
China Natural Resources, Inc. (a)	11,233	20,781
Ferroglobe PLC (b)	90,348	118,356
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	9,313	278,179
Kaiser Aluminum Corp.	9,749	862,104
Mountain Province Diamonds, Inc.	73,559	57,459
Olympic Steel, Inc.	10,897	117,143
Pan American Silver Corp. (b)	115,585	2,132,543
Royal Gold, Inc. (b)	36,584	4,879,574
Schnitzer Steel Industries, Inc. Class A	18,445	408,372
SSR Mining, Inc. (a)	67,684	1,111,799
Steel Dynamics, Inc.	126,145	3,405,915
Synalloy Corp.	4,836	77,569
Universal Stainless & Alloy Products, Inc. (a)	7,722	121,467
ZK International Group Co. Ltd. (a)(b)	8,117	12,338
		13,857,478
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (b)	43,521	523,993
Pope Resources, Inc. LP	1,792	129,024
		653,017

TOTAL MATERIALS		22,598,141

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Finance Trust, Inc. (b)	58,496	700,197
Brookfield Property REIT, Inc. Class A	34,710	653,242
CareTrust (REIT), Inc.	49,853	1,186,003
CIM Commercial Trust Corp.	31,786	635,720
CyrusOne, Inc.	53,081	3,899,330
Equinix, Inc.	39,775	22,126,037
Gaming & Leisure Properties	114,924	4,495,827
Gladstone Commercial Corp.	18,518	419,803
Gladstone Land Corp. (b)	13,642	157,019
Global Self Storage, Inc.	4,374	19,202
Government Properties Income Trust	22,561	611,629
Hospitality Properties Trust (SBI)	91,316	2,204,368
Industrial Logistics Properties Trust	30,522	652,866
Lamar Advertising Co. Class A	46,677	3,577,792
Potlatch Corp.	37,739	1,452,197
Regency Centers Corp.	95,165	6,139,094
Retail Opportunity Investments Corp.	61,376	1,074,694
Sabra Health Care REIT, Inc.	101,548	2,195,468
SBA Communications Corp. Class A	53,108	13,937,132
Senior Housing Properties Trust (SBI)	136,980	1,162,960
Sotherly Hotels, Inc.	13,575	92,242
Uniti Group, Inc.	120,795	892,675
Wheeler REIT, Inc. (a)(b)	15,634	23,295
		68,308,792
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	11,426	226,235
Boston Omaha Corp. (a)(b)	12,606	258,171
Brookfield Property Partners LP	237,287	4,468,068
China HGS Real Estate, Inc. (a)(b)	13,939	10,099
Colliers International Group, Inc. (b)	23,509	1,585,630
Cresud S.A.C.I.F. y A. sponsored ADR	23,526	132,687
Elbit Imaging Ltd. (a)	37	19
eXp World Holdings, Inc. (a)(b)	33,873	294,695
FirstService Corp.	22,078	2,293,683
FRP Holdings, Inc. (a)	8,211	403,899
Griffin Industrial Realty, Inc.	2,554	91,918
Gyrodyne LLC (a)	1,037	19,807
Landmark Infrastructure Partners LP	12,077	182,363
Newmark Group, Inc.	147,628	1,281,411
Redfin Corp. (a)(b)	50,422	851,628
Stratus Properties, Inc. (a)	4,283	112,643
		12,212,956

TOTAL REAL ESTATE		80,521,748

UTILITIES - 0.5%
Electric Utilities - 0.4%
Alliant Energy Corp.	132,080	6,927,596
MGE Energy, Inc.	21,282	1,614,240
Otter Tail Corp.	23,594	1,194,328
Spark Energy, Inc. Class A, (b)	5,832	55,171
Xcel Energy, Inc.	224,493	14,416,940
		24,208,275
Gas Utilities - 0.0%
RGC Resources, Inc.	3,685	104,580
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	56,076	1,334,048
New Fortress Energy LLC	1,841	29,511
Pattern Energy Group, Inc.	53,705	1,458,091
Terraform Power, Inc.	116,644	1,978,282
VivoPower International PLC (a)	1,305	1,710
		4,801,642
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,784	210,538
Cadiz, Inc. (a)(b)	19,334	222,534
Connecticut Water Service, Inc.	8,160	572,342
Global Water Resources, Inc.	9,461	112,681
Middlesex Water Co.	13,345	814,579
Pure Cycle Corp. (a)	12,765	138,500
York Water Co.	7,627	284,792
		2,355,966

TOTAL UTILITIES		31,470,463

TOTAL COMMON STOCKS
(Cost $3,394,466,090)		5,650,685,879
	Principal Amount	Value

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 2.41% to 2.48% 9/12/19 (e)
(Cost $51,961,517)	52,000,000	51,975,787
	Shares	Value

Money Market Funds - 20.6%
Fidelity Cash Central Fund 2.13% (f)	923,476,646	$923,661,341
Fidelity Securities Lending Cash Central Fund 2.13% (f)(g)	441,234,774	441,278,897
TOTAL MONEY MARKET FUNDS
(Cost $1,364,932,281)		1,364,940,238
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $4,811,359,888)		7,067,601,904
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(440,755,335)
NET ASSETS - 100%		$6,626,846,569

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	6,352	Sept. 2019	$977,032,880	$15,739,949	$15,739,949

The notional amount of futures purchased as a percentage of Net Assets is 14.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $48,845,246.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,864,692
Fidelity Securities Lending Cash Central Fund	4,440,390
Total	$20,305,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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